UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

April 30, 2013

STEWARD FUNDS

Managing Wealth, Protecting Values

ANNUAL REPORT

Managing Wealth, Protecting Values Faith-Based Screened Funds	Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
April 30, 2013

Dear Shareholder:

We are pleased to present the Annual Report for the Steward Funds for the year end April 30, 2013. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for faith-based investors.

Following are details of each Fund’s annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2013, the Steward Large Cap Enhanced Index Fund returned 17.38% for the Individual class shares and 17.82% for the Institutional class shares. The return for the S&P 500 index for the same period was 16.89%. The S&P Pure index component returns were: 16.75% for the S&P 500 Pure Growth index and 28.95% for the S&P 500 Pure Value index.

Factors Affecting Performance

At April 30, 2013, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire 12-month period. While the equity market was primarily driven by government intervention by both the U.S. Federal Reserve and the European Central Bank in the first half of the year, the latter half was more dominated by the U.S. presidential election and the impending subsequent expiration of tax cuts in 2012. Overseas, the Italian election saw a surge in anti-euro support that forced the government into political deadlock. Shortly thereafter Cyprus secured a bailout from its international creditors that ended a week of financial panic that threatened to see the small island nation become the first country to leave the euro zone. Despite all this uncertainty, several months of better than expected economic news and abundant liquidity have boosted equity valuations. Growth and value style momentum experienced volatility as the Federal Reserve’s quantitative easing policy continues to distort market valuations.

The more style-focused S&P 500 Pure Growth and S&P 500 Pure Value indices, when combined, have outperformed their non-pure counterparts over the period, contributing to the Fund’s higher relative return. The higher weighted style focused companies, such as Whirlpool Corp. (+82.93%), and a lower weight in Apple Inc. (-23.06%), were the most significant factors.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2013, the faith-based values investment policies had a net negative performance impact on the Fund. Companies such as Pfizer Inc. (abortion/life ethics) and Johnson & Johnson (abortion/life ethics) substantially outperformed the benchmark with returns of +31.68% and +35.63%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: a large cap growth index and a large cap value index.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2013, the Steward Small Mid-Cap Enhanced Index Fund returned 16.23% for the Individual class shares and 16.49% for the Institutional class shares. The return for the S&P 1000 index for the same period was 18.38%. The S&P Pure index component returns were: 12.79% for the S&P 1000 Pure Growth index and 20.62% for the S&P 1000 Pure Value index.

Factors Affecting Performance

At April 30, 2013, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value indices at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire 12-month period. While the equity market was primarily driven by government intervention by both the U.S. Federal Reserve and the European Central Bank in the first half of the year, the latter half was more dominated by the U.S. presidential election and the impending subsequent expiration of tax cuts in 2012. Overseas, the Italian election saw a surge in anti-euro support that forced the government into political deadlock. Shortly thereafter Cyprus secured a bailout from its international creditors that ended a week of financial panic that threatened to see the small island nation become the first country to leave the euro zone. Despite all this uncertainty, several months of better than expected economic news and abundant liquidity have boosted equity valuations. Growth and value style momentum experienced volatility as the Federal Reserve’s quantitative easing policy continues to distort market valuations.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices, when combined, slightly underperformed their non-pure counterparts over the year, negatively affecting the Fund’s relative return. The higher weighted style-focused companies such as ITT Educational Services, Inc. (-72.27%) and Career Education Corp. (-69.28%) were the primary factors.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2013, the faith-based values investment policies had a slight negative performance impact on the Fund. Companies such as Community Health Systems, Inc. (abortion) and Universal Health Services, Inc. (abortion) substantially outperformed the benchmark with returns of 88.80% and 57.98% respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weighting from time to time of two indexes that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2013, the Steward International Enhanced Index Fund returned 7.65% for the Individual class shares and 8.05% for the Institutional class shares. The return for the S&P ADR index was 14.04%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -2.33% for the same period.

Factors Affecting Performance

For the year ended April 30, 2013, the Fund’s dual-index structure was allocated between the S&P ADR index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively, representing a tilt towards emerging markets. The Fund has maintained this allocation for the entire 12-month period. While the international equity market was primarily driven by government intervention from the European Central Bank in the first half of the year, the latter half was more dominated by politics and a banking crisis. The Italian election saw a surge in anti-euro support that forced the government into political deadlock. Shortly thereafter Cyprus secured a bailout from its international creditors that ended a week of financial panic that threatened to see the small island nation become the first country to leave the euro zone. Despite all this uncertainty, several months of better than expected economic news and abundant liquidity have boosted equity valuations.

The emerging markets component significantly underperformed the international developed markets during the period. Emerging market companies such as Baidu, Inc (China) and America Movil S.A.B. de C.V. (Mexico) were the primary factors, with returns of -35.31% and -18.82% respectively.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the twelve-month period ended April 30, 2013, the faith-based values investment policies had a net negative performance impact on the Fund. Companies such as Novartis AG (abortion/life ethics) and Sanofi (abortion/life ethics) substantially outperformed the benchmark with returns of +37.82% and +45.23% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary index that includes only securities of issuers in emerging market countries.

STEWARD SELECT BOND FUND

Fund Performance

For the fiscal year ended April 30, 2013, the Steward Select Bond Fund generated a return of 3.02% for the Individual class shares and 3.39% for the Institutional class shares. For comparison purposes, the Barclays Government Credit Bond index generated a return of 4.43% for the same period. The Fund underperformed its benchmark for the fiscal year ended April 30, 2013. The Steward Select Bond Fund’s underperformance was due primarily to its underweight position in U.S. Treasuries as compared to the benchmark. U.S. Treasuries were very volatile during 2012 and the first part of 2013, but as of April 30, 2013, they were trading near their high water mark. The higher yields from corporate bonds, which are overweight in the Fund, did not overcome the price increase in U.S. Treasuries. The Fund also has a small position in mortgage-backed securities, which the benchmark does not have. The corporate bond position and the mortgage-backed security position both have higher yields than U.S. Treasuries or agency securities.

Market Overview

The twelve months ended April 30, 2013, saw continuing turmoil throughout the world from ongoing concerns about Europe and Greece to the new banking problems on the island of Cyprus and the continued slowdown in China. With each new negative headline, there was a surge in U.S. Treasury buying. There was a significant surge in U.S. Treasuries in the first quarter of 2013. However, once the headlines went away, investors renewed their search for income, which the U.S. Treasury bonds did not provide. This led to a very volatile U.S. Treasury market. Corporate bonds were not as volatile as U.S. Treasuries as investors moved to corporate bonds in search of yield. Corporate bonds were a haven for investors as they became unsatisfied with the anemic income from U.S. Treasury bonds.

Factors Affecting Performance

The Steward Select Bond Fund maintained its overweight position in corporate bonds and its underweight position in U.S. Treasuries throughout the year ended April 30, 2013. These positions were a significant factor in the Fund’s underperformance. Duration began the year slightly higher than the benchmark, which allowed the Fund to benefit from the higher yields further out the yield curve. We have begun to reduce the duration in anticipation of higher rates in 2013 and 2014. This reduction in duration in anticipation of higher yields also penalized the performance of the Fund. The Fund continues to have a higher current yield and a higher yield to maturity than its benchmark.

Current Strategy

Although the Federal Reserve has indicated that they intend to keep rates low through 2014, we believe that we will see rates rise slowly throughout 2013 and into 2014. We do not expect this raise to be dramatic but we expect it to be steady. In light of that expectation, we have begun to shorten the duration of the Fund and buy more government agency bonds, which are very liquid and provide a slightly higher yield than U.S. Treasuries. These moves should allow us the flexibility to move further out the yield curve when higher rates are available.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2013, the Steward Global Equity Income Fund returned 11.40% for the Individual class shares and 11.80% for the Institutional class shares. The return for the benchmark S&P 500 index for the same period was 16.89%. The return for the global market as represented by the S&P Global 1200 index was 16.78%. The dividend yield on the portfolio as of the year-end was 3.39%.

Factors Affecting Performance

For the year ended April 30, 2013, the equity market was primarily driven by government intervention by both the U.S. Federal Reserve and the European Central Bank in the first half of the year, while the latter half was more dominated by the U.S. presidential election and the impending subsequent expiration of tax cuts in 2012. Overseas, the Italian election saw a surge in anti-euro support that forced the government into political deadlock. Shortly thereafter Cyprus secured a bailout from its international creditors that ended a week of financial panic that threatened to see the small island nation become the first country to leave the euro zone. Despite all this uncertainty, several months of better than expected economic news and abundant liquidity have boosted equity valuations.

Positive areas on a company-specific basis included Mattel, Inc. (+40.85%), whose shares climbed as worldwide net sales grew 7% and sales for Mattel Girls & Boys Brands rose 11% for the first quarter of 2013. Westpac Banking Corp. (+43.77%) shares have been climbing steadily as it saw a decline of stressed assets as a percent of total committed exposures to 2.3% and stabilizing impaired loan balances this year. H.J. Heinz Company (+40.61%) shares soared after it was announced that it was being acquired by Warren Buffet’s Berkshire Hathaway. Apple Inc., currently the largest company in the benchmark and not held in the portfolio also had the largest positive impact on relative performance as its shares declined -23%.

Relative negative performance within the portfolio was reflected in holdings such as Brazilian steel producer, Companhia Siderurgica Nacional S.A. (-36.94%), whose profits missed analyst estimates on increased costs and a decrease in iron ore sales. The holding was consequently sold as a result of failing the earnings growth quantitative screen. Shares of IAMGOLD Corp. (-38.70%), a recently acquired Canadian gold mining company, suffered as gold prices declined sharply in recent months. Overall, the effectiveness of the methodology and quantitative screens for stock selection continue to perform as designed and are meeting expectations.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above-median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are over $600 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Melville Cody
Portfolio Manager

Claude C. Cody
Portfolio Manager

Scott Wynant
Senior Vice President

John Wolf
Portfolio Manager

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2013

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward Large Cap Enhanced Index Fund – Individual Class	17.38%	6.25%	6.75%	0.91%
S&P 500 Index	16.89%	5.21%	6.29%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 28, 2012 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2013

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Small-Mid Cap Enhanced Index Fund – Individual Class	16.23%	8.92%	8.07%	0.92%
S&P 1000 Index	18.38%	8.33%	11.63%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 Index is a capitalization-weighted index combining the Standard and Poor’s Mid Cap Index 400 and the Standard and Poor’s Small Cap Index 600. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the August 28, 2012 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2013

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward International Enhanced Index Fund – Individual Class	7.65%	-3.41%	0.99%	1.06%
S&P ADR Index	14.04%	-1.21%	3.63%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The S&P ADR Index, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 Index that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
***	Initial share purchase was made on February 28, 2006.
‡	See the August 28, 2012 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Select Bond Fund* and the Barclays Capital Intermediate U.S. Aggregate Bond Index** and the Barclays Capital U.S. Government/Credit Bond Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2013

	One Year	Five Year	Since Inception****	Expense Ratio‡
Steward Select Bond Fund – Individual Class	3.02%	3.96%	3.58%	1.01%
Barclays Capital Intermediate U.S. Aggregate Bond Index	2.82%	5.11%	4.92%	N/A
Barclays Capital U.S. Government/Credit Bond Index	4.43%	5.88%	5.34%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate U.S. Aggregate Bond Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	The Barclays Capital U.S. Government/Credit Bond Index represents the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
****	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 28, 2012 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500 Index** and the S&P 1200 Index.***(Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2013

	One Year	Five Year	Since Inception****	Expense Ratio‡
Steward Global Equity Income Fund – Individual Class	11.40%	4.52%	4.53%	1.05%
S&P 500 Index	16.89%	5.21%	5.38%	N/A
S&P Global 1200 Index	16.78%	2.32%	2.96%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s 1200 Index is a global index of 1200 stocks comprised of the following 7 S&P regional indices: S&P 500 Index (United States), S&P Europe 350 Index (Europe), S&P/TOPIX 150 Index (Japan), S&P/TSX 60 Index (Canada), S&P/ASX All Australia 50 Index (Australia), S&P Asia 50C Index (Asia Ex-Japan) and the S&P Latin America 40 Index (Latin America). Beginning April 1, 2009, the S&P 1200 Index is the Fund’s Secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the August 28, 2012 prospectus for details.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.5%
Insurance	6.9
Computers & Peripherals	4.5
Diversified Financial Services	3.8
Health Care Providers & Services	3.6
Specialty Retail	3.5
Commercial Banks	3.2
Internet Software & Services	2.8
Biotechnology	2.7
Food Products	2.6
Food & Staples Retailing	2.6
Media	2.6
Capital Markets	2.6
Pharmaceuticals	2.5
Aerospace & Defense	2.4
Commercial Services & Supplies	2.3
Software	2.3
Semiconductors & Semiconductor Equipment	2.3
Chemicals	2.3
Diversified Telecommunication Services	2.0
Electric Utilities	2.0
Beverages	1.9
Machinery	1.8
Household Durables	1.8
Consumer Finance	1.7
Health Care Equipment & Supplies	1.7
Multi-Utilities	1.6
Real Estate Investment Trust	1.6
Household Products	1.5
Hotels, Restaurants & Leisure	1.5
Energy Equipment & Services	1.5
Communications Equipment	1.3
Electronic Equipment & Instruments	1.2

Industry Diversification	Percent*
IT Services	1.1%
Metals & Mining	1.1
Auto Components	1.0
Textiles Apparel & Luxury Goods	0.8
Multiline Retail	0.8
Road & Rail	0.7
Money Market Fund	0.7
Industrial Conglomerates	0.6
Air Freight & Logistics	0.6
Electrical Equipment	0.5
Internet & Catalog Retail	0.5
Wireless Telecommunication Services	0.5
Airlines	0.5
Automobiles	0.5
Construction & Engineering	0.4
Office Electronics	0.4
Gas Utilities	0.3
Paper & Forest Products	0.3
Containers & Packaging	0.3
Independent Power Producers & Energy Traders	0.3
Life Sciences Tools and Services	0.2
Personal Products	0.1
Diversified Consumer Services	0.1
Trading Companies & Distributors	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Leisure Equipment & Products	0.1
Building Products	0.1
Distributors	0.1
Construction Materials	0.0
Total Investments	100.0%
*	Percentages indicated are based on net assets as of April 30, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (2.4%)
General Dynamics Corp.	5,780	$427,489
Honeywell International, Inc.	7,420	545,667
L-3 Communications Holdings, Inc.	5,080	412,750
Lockheed Martin Corp.	2,340	231,870
Northrop Grumman Corp.	5,730	433,990
Precision Castparts Corp.	1,072	205,063
Raytheon Co.	5,860	359,687
Rockwell Collins, Inc.	1,440	90,605
The Boeing Co.	10,728	980,646
United Technologies Corp.	7,300	666,417
		4,354,184
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,370	81,364
Expeditors International of Washington, Inc.	1,600	57,488
FedEx Corp.	3,900	366,639
United Parcel Service, Inc., Class B	6,570	563,969
		1,069,460
AIRLINES (0.5%)
Southwest Airlines Co.	67,020	918,174
AUTO COMPONENTS (1.0%)
BorgWarner, Inc.(a)	4,960	387,723
Delphi Automotive PLC	13,190	609,510
Goodyear Tire & Rubber Co.(a)	23,440	292,883
Johnson Controls, Inc.	14,250	498,892
		1,789,008
AUTOMOBILES (0.5%)
Ford Motor Co.	60,700	832,197
Harley-Davidson, Inc.	1,880	102,742
		934,939
BEVERAGES (1.9%)
Coca-Cola Co.	36,750	1,555,627
Dr Pepper Snapple Group, Inc.	7,000	341,810
Monster Beverage Corp.(a)	6,050	341,220
PepsiCo, Inc.	14,251	1,175,280
		3,413,937
BIOTECHNOLOGY (2.7%)
Alexion Pharmaceuticals, Inc.(a)	6,270	614,460
Amgen, Inc.	9,670	1,007,711
Biogen Idec, Inc.(a)	3,195	699,481
Celgene Corp.(a)	8,230	971,716
Coca-Cola Enterprises, Inc.	4,510	165,201
Gilead Sciences, Inc.(a)	25,260	1,279,167
PerkinElmer, Inc.	9,880	302,822
		5,040,558

	Shares	Value
BUILDING PRODUCTS (0.1%)
Masco Corp.	11,650	$226,476
CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.	7,266	541,535
Bank of New York Mellon Corp.	11,391	321,454
BlackRock, Inc.	929	247,579
Charles Schwab Corp.	8,460	143,482
E*TRADE Financial Corp.(a)	32,758	337,080
Franklin Resources, Inc.	3,520	544,403
Goldman Sachs Group, Inc.	5,520	806,306
Legg Mason, Inc.	12,340	393,152
Morgan Stanley	23,550	521,633
Northern Trust Corp.	2,190	118,085
State Street Corp.	7,407	433,087
T. Rowe Price Group, Inc.	5,370	389,325
		4,797,121
CHEMICALS (2.3%)
Air Products & Chemicals, Inc.	1,930	167,833
Airgas, Inc.	790	76,353
CF Industries Holdings, Inc.	2,002	373,393
Dow Chemical Co.	14,080	477,453
E.I. du Pont de Nemours & Co.	8,910	485,684
Ecolab, Inc.	5,110	432,408
FMC Corp.	4,090	248,263
International Flavors & Fragrances, Inc.	1,010	77,962
Lyondellbasell Industries NV, Class A	5,720	347,204
Monsanto Co.	4,600	491,372
PPG Industries, Inc.	2,790	410,521
Praxair, Inc.	2,550	291,465
The Mosaic Co.	5,920	364,613
		4,244,524
COMMERCIAL BANKS (3.2%)
BB&T Corp.	11,700	360,009
Comerica, Inc.	1,550	56,187
Fifth Third Bancorp	20,900	355,927
First Horizon National Corp.	6,032	62,733
Huntington Bancshares, Inc.	77,920	558,686
KeyCorp	18,150	180,955
M&T Bank Corp.	670	67,134
PNC Financial Services Group, Inc.	8,204	556,888
Regions Financial Corp.	18,722	158,950
SunTrust Banks, Inc.	16,910	494,618
U.S. Bancorp	26,010	865,613
Wells Fargo & Co.	44,078	1,674,082
Zions Bancorp	20,580	506,680
		5,898,462

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES (2.3%)
Avery Dennison Corp.	4,340	$179,893
Cintas Corp.	5,810	260,695
Equifax, Inc.	4,060	248,472
Iron Mountain, Inc.	1,767	66,899
Leucadia National Corp.	15,870	490,224
Moody's Corp.	7,560	460,026
Pitney Bowes, Inc.	12,930	176,753
Republic Services, Inc., Class A	3,796	129,368
Robert Half International, Inc.	1,250	41,025
SAIC, Inc.	28,540	426,387
Stericycle, Inc.(a)	2,150	232,888
The Adt Corp.	2,245	97,972
The Dun & Bradstreet Corp.	420	37,149
Total System Services, Inc.	3,041	71,828
Visa, Inc., Class A	6,730	1,133,736
Waste Management, Inc.	4,570	187,279
		4,240,594
COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc.	43,190	903,535
F5 Networks, Inc.(a)	550	42,037
Harris Corp.	1,000	46,200
JDS Uniphase Corp.(a)	2,130	28,755
Juniper Networks, Inc.(a)	4,260	70,503
Motorola Solutions, Inc.	2,591	148,205
QUALCOMM, Inc.	17,460	1,075,885
		2,315,120
COMPUTERS & PERIPHERALS (4.5%)
Apple Computer, Inc.	8,089	3,581,405
Dell, Inc.	53,570	717,838
EMC Corp.(a)	17,550	393,646
Hewlett-Packard Co.	15,990	329,394
International Business Machines Corp.	8,064	1,633,283
NetApp, Inc.(a)	2,800	97,692
SanDisk Corp.(a)	1,910	100,160
Seagate Technology PLC	22,640	830,888
Teradata Corp.(a)	1,430	73,030
Western Digital Corp.	10,800	597,024
		8,354,360
CONSTRUCTION & ENGINEERING (0.4%)
Fluor Corp.	6,340	361,253
Quanta Services, Inc.(a)	12,520	344,050
		705,303
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	1,203	60,006
CONSUMER FINANCE (1.7%)
American Express Co.	11,520	788,083
Capital One Financial Corp.	8,948	517,016

	Shares	Value
Discover Financial Services	18,160	$794,318
SLM Corp.	52,920	1,092,798
		3,192,215
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	6,210	273,985
Bemis Co., Inc.	1,810	71,224
Owens-Illinois, Inc.(a)	2,180	57,290
Sealed Air Corp.	3,270	72,332
		474,831
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,360	103,809
DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A(a)	9,200	169,004
H&R Block, Inc.	3,150	87,381
		256,385
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.	139,559	1,717,971
Citigroup, Inc.	32,090	1,497,319
CME Group, Inc.	5,795	352,684
IntercontinentalExchange, Inc.(a)	430	70,060
Invesco Ltd.	4,390	139,339
JP Morgan Chase & Co.	36,884	1,807,685
MasterCard, Inc., Class A	1,150	635,870
NYSE Euronext	10,930	424,193
The NASDAQ OMX Group, Inc.	13,450	396,506
		7,041,627
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	48,337	1,810,704
CenturyLink, Inc.	6,524	245,107
Frontier Communications Corp.	33,060	137,529
Verizon Communications, Inc.	25,490	1,374,166
Windstream Corp.	7,334	62,486
		3,629,992
ELECTRIC UTILITIES (2.0%)
American Electric Power Co., Inc.	5,770	296,751
Duke Energy Corp.	6,804	511,661
Edison International	4,100	220,580
Entergy Corp.	3,680	262,127
Exelon Corp.	10,829	406,196
FirstEnergy Corp.	6,299	293,533
NextEra Energy, Inc.	4,380	359,291
Northeast Utilities	2,840	128,737
Pepco Holdings, Inc.	15,060	340,356
Pinnacle West Capital Corp.	1,410	85,869
PPL Corp.	8,720	291,074
Southern Co.	8,170	394,039
		3,590,214

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (0.5%)
Eaton Corp. PLC	4,210	$258,536
Emerson Electric Co.	6,250	346,937
Rockwell Automation, Inc.	1,290	109,366
Roper Industries, Inc.	890	106,489
		821,328
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Agilent Technologies, Inc.	15,630	647,707
Amphenol Corp., Class A	5,220	394,214
Corning, Inc.	32,240	467,480
FLIR Systems, Inc.	1,590	38,653
Jabil Circuit, Inc.	24,020	427,556
Molex, Inc.	1,180	32,533
TE Connectivity Ltd.	3,590	156,345
Waters Corp.(a)	1,140	105,336
		2,269,824
ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes, Inc.	7,789	353,543
Cameron International Corp.(a)	2,080	128,024
Diamond Offshore Drilling, Inc.	550	38,005
Ensco PLC, Class A	3,740	215,723
First Solar, Inc.(a)	430	20,021
FMC Technologies, Inc.(a)	1,760	95,568
Halliburton Co.	7,610	325,480
Helmerich & Payne, Inc.	880	51,585
Nabors Industries Ltd.	29,450	435,565
National-Oilwell Varco, Inc.	3,296	214,965
Rowan Cos., Inc., Class A(a)	5,020	163,301
Schlumberger Ltd.	10,639	791,861
		2,833,641
FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.	3,560	386,011
CVS Corp.	15,285	889,281
Safeway, Inc.	29,220	658,035
SYSCO Corp.	10,720	373,699
The Kroger Co.	16,260	559,019
Walgreen Co.	14,220	704,032
Wal-Mart Stores, Inc.	13,510	1,049,997
Whole Foods Market, Inc.	1,470	129,830
		4,749,904
FOOD PRODUCTS (2.6%)
Archer-Daniels-Midland Co.	25,140	853,252
Campbell Soup Co.	3,430	159,186
ConAgra Foods, Inc.	5,570	197,011
Dean Foods Co.(a)	14,050	268,917
General Mills, Inc.	7,800	393,276
H.J. Heinz Co.	3,990	288,956
Hormel Foods Corp.	2,890	119,270
J.M. Smucker Co.	1,140	117,682

	Shares	Value
Kellogg Co.	3,250	$211,380
Kraft Foods, Inc., Class A	5,866	302,040
McCormick & Co., Inc.	1,970	141,722
Mead Johnson Nutrition Co., Class A	1,760	142,719
Mondelez International, Inc., Class A	23,560	740,962
The Hershey Co.	1,980	176,537
Tyson Foods, Inc., Class A	28,880	711,314
		4,824,224
GAS UTILITIES (0.3%)
AGL Resources, Inc.	2,359	103,442
ONEOK, Inc.	2,130	109,397
QEP Resources, Inc.	1,410	40,481
Spectra Energy Corp.	6,693	211,030
		464,350
HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Baxter International, Inc.	5,290	369,612
Becton, Dickinson & Co.	1,930	181,999
Boston Scientific Corp.(a)	23,527	176,217
C.R. Bard, Inc.	710	70,546
CareFusion Corp.(a)	3,420	114,365
Covidien PLC	5,050	322,392
DENTSPLY International, Inc.	2,510	106,299
Edwards Lifesciences Corp.(a)	2,530	161,389
Hospira, Inc.(a)	2,230	73,858
Intuitive Surgical, Inc.(a)	857	421,893
Medtronic, Inc.	10,630	496,208
St. Jude Medical, Inc.	2,970	122,423
Stryker Corp.	3,140	205,921
Varian Medical Systems, Inc.(a)	1,160	75,562
Zimmer Holdings, Inc.	2,020	154,429
		3,053,113
HEALTH CARE PROVIDERS & SERVICES (3.6%)
Aetna, Inc.	11,190	642,754
AmerisourceBergen Corp.	9,680	523,882
Cardinal Health, Inc.	12,370	547,001
CIGNA Corp.	7,560	500,245
Coventry Health Care, Inc.	8,656	428,905
DaVita, Inc.(a)	2,790	331,033
Express Scripts Holding Co.(a)	6,831	405,556
Humana, Inc.	8,950	663,285
Laboratory Corp. of America Holdings(a)	840	78,422
McKesson Corp.	5,340	565,079
Patterson Cos., Inc.	1,930	73,244
Quest Diagnostics, Inc.	1,840	103,647
UnitedHealth Group, Inc.	13,054	782,326
WellPoint, Inc.	14,000	1,020,880
		6,666,259

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.5%)
Chipotle Mexican Grill, Inc.(a)	203	$73,728
Darden Restaurants, Inc.	1,060	54,728
Marriott International, Inc., Class A	2,954	127,199
McDonald's Corp.	8,100	827,334
Starbucks Corp.	6,140	373,558
Starwood Hotels & Resorts Worldwide, Inc.	1,830	118,072
TripAdvisor, Inc.(a)	10,975	577,065
Wyndham Worldwide Corp.	6,290	377,903
YUM! Brands, Inc.	3,800	258,856
		2,788,443
HOUSEHOLD DURABLES (1.8%)
D. R. Horton, Inc.	22,876	596,606
Garmin Ltd.	870	30,520
Harman International Industries, Inc.	5,054	225,964
Jacobs Engineering Group, Inc.(a)	7,390	373,047
Leggett & Platt, Inc.	7,010	226,002
Lennar Corp., Class A	8,490	349,958
Newell Rubbermaid, Inc.	26,090	687,211
Pulte Group, Inc.(a)	11,415	239,601
Snap-on, Inc.	3,310	285,322
Whirlpool Corp.	2,923	334,040
		3,348,271
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co.	1,640	141,450
Colgate-Palmolive Co.	4,290	512,269
Kimberly-Clark Corp.	4,190	432,366
Procter & Gamble Co.	22,711	1,743,523
		2,829,608
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
NRG Energy, Inc.	18,310	510,300
The AES Corp.	8,240	114,206
		624,506
INDUSTRIAL CONGLOMERATES (0.6%)
3M Co.	6,864	718,729
Textron, Inc.	8,670	223,253
Tyco International Ltd.	4,670	150,000
		1,091,982
INSURANCE (6.9%)
ACE Ltd.	5,690	507,207
AFLAC, Inc.	6,940	377,814
American International Group, Inc.(a)	23,874	988,861
Aon PLC	2,990	180,446
Assurant, Inc.	18,320	870,933
Berkshire Hathaway, Inc., Class B(a)	15,990	1,700,057
Chubb Corp.	4,180	368,133
Cincinnati Financial Corp.	2,372	116,014

	Shares	Value
Genworth Financial, Inc., Class A(a)	106,320	$1,066,390
Hartford Financial Services Group, Inc.	28,350	796,351
Lincoln National Corp.	19,156	651,495
Loews Corp.	9,980	445,807
Marsh & McLennan Cos., Inc.	5,410	205,634
MetLife, Inc.	23,280	907,687
Principal Financial Group, Inc.	14,880	537,168
Progressive Corp.	7,060	178,547
Prudential Financial, Inc.	4,235	255,879
The Allstate Corp.	13,820	680,773
The Travelers Cos., Inc.	6,600	563,706
Torchmark Corp.	4,415	274,039
Unum Group	22,040	614,696
XL Group PLC	14,040	437,206
		12,724,843
INTERNET & CATALOG RETAIL (0.5%)
Expedia, Inc.	795	44,393
Netflix, Inc.(a)	3,948	853,044
		897,437
INTERNET SOFTWARE & SERVICES (2.8%)
Akamai Technologies, Inc.(a)	5,830	255,995
Amazon.com, Inc.(a)	4,200	1,066,002
Google, Inc., Class A(a)	2,443	2,014,425
Priceline.com, Inc.(a)	970	675,110
Salesforce.com, Inc.(a)	12,240	503,186
VeriSign, Inc.(a)	1,550	71,409
Yahoo!, Inc.(a)	25,650	634,325
		5,220,452
IT SERVICES (1.1%)
Accenture PLC, Class A	5,520	449,549
Automatic Data Processing, Inc.	5,640	379,798
Cerner Corp.(a)	3,130	302,890
Cognizant Technology Solutions Corp., Class A(a)	5,290	342,792
Computer Sciences Corp.	1,470	68,869
Fidelity National Information Services, Inc.	2,836	119,254
Fiserv, Inc.(a)	1,640	149,420
Paychex, Inc.	4,290	156,199
Western Union Co.	6,350	94,044
		2,062,815
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	880	41,686
Mattel, Inc.	3,390	154,787
		196,473
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.	3,750	302,550

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MACHINERY (1.8%)
Caterpillar, Inc.	5,420	$458,911
Cummins, Inc.	3,330	354,279
Danaher Corp.	6,790	413,782
Deere & Co.	3,252	290,404
Dover Corp.	1,570	108,299
Flowserve Corp.	390	61,667
Illinois Tool Works, Inc.	6,760	436,426
Ingersoll-Rand PLC	2,420	130,196
Joy Global, Inc.	860	48,607
PACCAR, Inc.	11,315	563,261
Pall Corp.	1,200	80,052
Parker Hannifin Corp.	1,475	130,641
Pentair Ltd.	1,850	100,547
Stanley Black & Decker, Inc.	1,442	107,876
Xylem, Inc.	1,490	41,347
		3,326,295
MARINE (0.1%)
Carnival Corp.	4,300	148,393
MEDIA (2.6%)
Cablevision Systems Corp., Class A	3,710	55,131
CBS Corp., Class B	11,620	531,963
DIRECTV(a)	10,830	612,545
Discovery Communications, Inc., Class A(a)	6,990	550,952
Gannett Co., Inc.	4,070	82,051
Interpublic Group of Cos., Inc.	5,480	75,843
McGraw Hill Cos., Inc.	2,890	156,378
Omnicom Group, Inc.	3,450	206,206
Scripps Networks Interactive, Class A	9,670	643,829
The Walt Disney Co.	16,390	1,029,948
The Washington Post Co., Class B	643	285,068
Time Warner Cable, Inc.	5,790	543,623
		4,773,537
METALS & MINING (1.1%)
Alcoa, Inc.	55,100	468,350
Allegheny Technologies, Inc.	11,340	305,953
Cliffs Natural Resources, Inc.	14,930	318,606
Freeport-McMoRan Copper & Gold, Inc., Class B	7,788	236,989
Newmont Mining Corp.	3,890	126,036
Nucor Corp.	2,880	125,626
United States Steel Corp.	19,480	346,744
		1,928,304
MULTILINE RETAIL (0.8%)
Dollar General Corp.(a)	2,110	109,910
Family Dollar Stores, Inc.	730	44,800
J.C. Penney Co., Inc.(a)	13,770	226,103
Kohl's Corp.	6,430	302,596
Macy's, Inc.	6,362	283,745

	Shares	Value
Nordstrom, Inc.	1,280	$72,435
Target Corp.	7,180	506,621
		1,546,210
MULTI-UTILITIES (1.6%)
Ameren Corp.	7,940	287,825
CenterPoint Energy, Inc.	6,960	171,773
CMS Energy Corp.	5,180	155,089
Consolidated Edison, Inc.	3,160	201,134
Dominion Resources, Inc.	5,964	367,859
DTE Energy Co.	2,520	183,658
Integrys Energy Group, Inc.	3,108	191,328
NiSource, Inc.	4,460	137,056
PG&E Corp.	4,070	197,151
Public Service Enterprise Group, Inc.	7,016	256,856
SCANA Corp.	2,110	114,362
Sempra Energy	2,790	231,151
TECO Energy, Inc.	4,460	85,320
Wisconsin Energy Corp.	2,190	98,419
Xcel Energy, Inc.	6,470	205,681
		2,884,662
OFFICE ELECTRONICS (0.4%)
Xerox Corp.	91,455	784,684
OIL, GAS & CONSUMABLE FUELS (8.5%)
Anadarko Petroleum Corp.	4,080	345,821
Apache Corp.	4,950	365,706
Cabot Oil & Gas Corp., Class A	1,720	117,046
Chesapeake Energy Corp.	4,330	84,608
Chevron Corp.	16,499	2,013,043
ConocoPhillips	17,319	1,046,933
CONSOL Energy, Inc.	1,730	58,197
Denbury Resources, Inc.(a)	38,730	692,880
Devon Energy Corp.	4,590	252,725
EOG Resources, Inc.	4,230	512,507
EQT Corp.	1,190	89,393
Exxon Mobil Corp.	34,890	3,104,861
Hess Corp.	11,620	838,732
Kinder Morgan, Inc.	5,170	202,147
Marathon Oil Corp.	10,670	348,589
Marathon Petroleum Corp.	2,920	228,811
Murphy Oil Corp.	7,620	473,126
Newfield Exploration Co.(a)	12,220	266,274
Noble Corp.	2,070	77,625
Noble Energy, Inc.	3,190	361,395
Occidental Petroleum Corp.	6,322	564,302
Peabody Energy Corp.	10,970	220,058
Phillips 66	13,689	834,344
Pioneer Natural Resources Co.	2,430	297,019
Range Resources Corp.	1,240	91,165
Southwestern Energy Co.(a)	2,790	104,402

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Tesoro Corp.	16,610	$886,974
Valero Energy Corp.	20,280	817,690
Williams Cos., Inc.	5,850	223,060
WPX Energy, Inc.(a)	9,933	155,253
		15,674,686
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	4,620	217,048
MeadWestvaco Corp.	2,280	78,614
Weyerhaeuser Co.	5,651	172,412
		468,074
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,280	99,125
The Estee Lauder Cos., Inc., Class A	2,220	153,957
		253,082
PHARMACEUTICALS (2.5%)
Abbott Laboratories	16,960	626,163
AbbVie, Inc.	20,640	950,472
Actavis, Inc.(a)	4,960	524,421
Allergan, Inc.	3,520	399,696
Eli Lilly & Co.	20,590	1,140,274
Forest Laboratories, Inc.(a)	4,510	168,719
Mylan Laboratories, Inc.(a)	24,780	721,346
Perrigo Co.	880	105,081
		4,636,172
REAL ESTATE INVESTMENT TRUST (1.6%)
American Tower Corp.	6,770	568,612
Apartment Investment & Management Co., Class A	1,349	41,967
AvalonBay Communities, Inc.	611	81,288
Boston Properties, Inc.	850	93,016
CBRE Group, Inc.(a)	2,700	65,394
Equity Residential	2,740	159,084
HCP, Inc.	4,040	215,332
Health Care REIT, Inc.	5,850	438,575
Host Hotels & Resorts, Inc.	6,283	114,790
Kimco Realty Corp.	4,510	107,248
Plum Creek Timber Co., Inc.	1,510	77,825
Prologis, Inc.	3,852	161,591
Public Storage, Inc.	937	154,605
Simon Property Group, Inc.	2,225	396,206
Ventas, Inc.	2,870	228,538
Vornado Realty Trust	1,425	124,773
		3,028,844
ROAD & RAIL (0.7%)
CSX Corp.	9,770	240,244
Norfolk Southern Corp.	2,450	189,679
Ryder System, Inc.	6,710	389,650

	Shares	Value
Union Pacific Corp.	3,730	$551,891
		1,371,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.(a)	6,980	19,683
Altera Corp.	2,580	82,586
Analog Devices, Inc.	2,830	124,492
Applied Materials, Inc.	29,570	429,061
Broadcom Corp., Class A	11,840	426,240
Intel Corp.	53,080	1,271,266
KLA-Tencor Corp.	6,000	325,500
Lam Research Corp.(a)	1,043	48,207
Linear Technology Corp.	2,470	90,155
LSI Logic Corp.(a)	34,790	227,527
Microchip Technology, Inc.	1,760	64,099
Micron Technology, Inc.(a)	10,590	99,758
NVIDIA Corp.	4,905	67,542
Teradyne, Inc.(a)	25,210	414,452
Texas Instruments, Inc.	10,110	366,083
Xilinx, Inc.	2,520	95,533
		4,152,184
SOFTWARE (2.3%)
Adobe Systems, Inc.(a)	10,844	488,848
Autodesk, Inc.(a)	2,180	85,848
BMC Software, Inc.(a)	1,180	53,666
CA, Inc.	3,970	107,071
Citrix Systems, Inc.(a)	1,430	88,903
Intuit, Inc.	2,550	152,082
Microsoft Corp.	60,580	2,005,198
Oracle Corp.	30,901	1,012,935
Red Hat, Inc.(a)	1,610	77,167
Symantec Corp.(a)	6,902	167,719
		4,239,437
SPECIALTY RETAIL (3.5%)
Abercrombie & Fitch Co., Class A	560	27,754
AutoNation, Inc.(a)	280	12,743
AutoZone, Inc.(a)	647	264,681
Bed Bath & Beyond, Inc.(a)	1,680	115,584
Best Buy Co., Inc.	12,290	319,417
CarMax, Inc.(a)	1,880	86,555
Dollar Tree, Inc.(a)	1,740	82,754
GameStop Corp., Class A	1,212	42,299
Gap, Inc.	15,450	586,945
Home Depot, Inc.	16,410	1,203,673
L Brands, Inc.	5,930	298,931
Lowe's Cos., Inc.	16,630	638,925
O'Reilly Automotive, Inc.(a)	830	89,076
PETsMart, Inc.	4,400	300,256
Ross Stores, Inc.	5,230	345,546
Staples, Inc.	34,185	452,609

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
The Sherwin-Williams Co.	2,980	$545,668
Tiffany & Co.	870	64,102
TJX Cos., Inc.	12,250	597,433
Urban Outfitters, Inc.(a)	9,050	375,032
		6,449,983
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	2,250	132,435
Fossil, Inc.(a)	2,420	237,450
NIKE, Inc., Class B	6,240	396,864
PVH Corp.	5,280	609,365
Ralph Lauren Corp.	385	69,908
VF Corp.	600	106,931
		1,552,953
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	9,730	80,856
People's United Financial, Inc.	12,750	167,790
		248,646
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,380	116,739
W.W. Grainger, Inc.	334	82,321
		199,060

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Crown Castle International Corp.(a)	7,660	$589,820
MetroPCS Communications, Inc.(a)	4,020	47,597
Sprint Corp.(a)	31,732	223,710
		861,127
TOTAL COMMON STOCKS		182,949,119
MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, 0.01%(b)	1,373,397	1,373,397
TOTAL MONEY MARKET FUND		1,373,397
TOTAL INVESTMENTS (COST $142,642,582) 100.0%		184,322,516
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		345
NET ASSETS 100.0%		$184,322,861
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2013.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trust	6.2%
Insurance	4.9
Specialty Retail	4.7
Commercial Banks	4.6
Commercial Services & Supplies	4.1
Machinery	4.1
Electronic Equipment & Instruments	3.9
Semiconductors & Semiconductor Equipment	3.6
Health Care Providers & Services	3.0
Internet Software & Services	2.8
Software	2.6
Oil, Gas & Consumable Fuels	2.5
Health Care Equipment & Supplies	2.4
Chemicals	2.4
IT Services	2.3
Household Durables	2.2
Energy Equipment & Services	2.2
Metals & Mining	2.1
Biotechnology	1.9
Food Products	1.8
Road & Rail	1.8
Diversified Financial Services	1.7
Textiles Apparel & Luxury Goods	1.6
Capital Markets	1.6
Aerospace & Defense	1.5
Hotels, Restaurants & Leisure	1.4
Electrical Equipment	1.4
Communications Equipment	1.3
Gas Utilities	1.2
Electric Utilities	1.2
Diversified Consumer Services	1.1
Leisure Equipment & Products	1.0
Auto Components	1.0
Thrifts & Mortgage Finance	1.0
Pharmaceuticals	1.0
Construction & Engineering	1.0

Industry Diversification	Percent*
Media	1.0%
Money Market Fund	0.9
Airlines	0.9
Multi-Utilities	0.9
Containers & Packaging	0.9
Multiline Retail	0.8
Building Products	0.8
Life Sciences Tools and Services	0.7
Paper & Forest Products	0.7
Computers & Peripherals	0.7
Household Products	0.7
Food & Staples Retailing	0.6
Industrial Conglomerates	0.5
Trading Companies & Distributors	0.4
Diversified Telecommunication Services	0.4
Marine	0.4
Automobiles	0.4
Distributors	0.4
Real Estate Management and Development	0.3
Construction Materials	0.3
Wireless Telecommunication Services	0.3
Consumer Finance	0.3
Personal Products	0.3
Air Freight & Logistics	0.3
Health Care Technology	0.2
Water Utilities	0.2
Professional Services	0.2
Internet & Catalog Retail	0.2
Auto Parts & Equipment	0.1
Office Electronics	0.1
Independent Power Producers & Energy Traders	0.1
Radio Broadcasting	0.0
Life & Health Insurance	0.0
Total Investments	100.1%
*	Percentages indicated are based on net assets as of April 30, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.5%)
AAR Corp.	12,620	$225,393
AeroVironment, Inc.(a)	870	16,843
Alliant Techsystems, Inc.	2,490	185,157
American Science & Engineering, Inc.	190	12,251
BE Aerospace, Inc.(a)	4,450	279,193
Cubic Corp.	570	24,493
Curtiss-Wright Corp.	3,160	103,774
Engility Holdings, Inc.(a)	570	13,657
Esterline Technologies Corp.(a)	1,620	121,565
Exelis, Inc.	15,140	169,114
GenCorp, Inc.(a)	3,320	43,392
Moog, Inc., Class A(a)	2,910	134,471
Orbital Sciences Corp.(a)	6,780	122,176
Teledyne Technologies, Inc.(a)	1,220	91,573
Triumph Group, Inc.	1,710	136,629
		1,679,681
AIR FREIGHT & LOGISTICS (0.3%)
Atlas Air Worldwide Holdings(a)	2,660	99,484
Forward Air Corp.	1,060	39,103
Hub Group, Inc., Class A(a)	1,360	49,844
UTI Worldwide, Inc.	10,100	148,369
		336,800
AIRLINES (0.9%)
Alaska Air Group, Inc.(a)	5,060	311,899
Allegiant Travel Co.	1,540	138,446
JetBlue Airways Corp.(a)	39,380	271,328
SkyWest, Inc.	15,090	215,938
		937,611
AUTO COMPONENTS (1.0%)
Dorman Products, Inc.	3,760	141,903
Drew Industries, Inc.	4,700	169,670
Gentex Corp.	9,110	204,975
LKQ Corp.(a)	16,080	387,206
Standard Motor Products, Inc.	3,890	119,190
Superior Industries International, Inc.	1,220	22,399
		1,045,343
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	18,220	96,930
AUTOMOBILES (0.4%)
Thor Industries, Inc.	5,210	193,239
Winnebago Industries, Inc.(a)	11,960	219,107
		412,346
BIOTECHNOLOGY (1.9%)
Acorda Therapeutics, Inc.(a)	4,160	164,611
ArQule, Inc.(a)	16,110	47,524
Emergent BioSolutions, Inc.(a)	920	14,113
Momenta Pharmaceuticals, Inc.(a)	2,330	28,706
Neogen Corp.(a)	1,505	76,499
Regeneron Pharmaceuticals, Inc.(a)	3,305	711,038
Spectrum Pharmaceuticals, Inc.	8,740	64,763

	Shares	Value
United Therapeutics Corp.(a)	3,770	$251,761
Vertex Pharmaceuticals, Inc.(a)	9,930	762,823
		2,121,838
BUILDING PRODUCTS (0.8%)
AAON, Inc.	615	17,472
Apogee Enterprises, Inc.	1,150	29,302
Comfort Systems USA, Inc.	7,810	100,203
Eagle Materials, Inc.	2,340	158,535
Griffon Corp.	12,420	127,926
Lennox International, Inc.	2,800	173,600
NCI Building Systems, Inc.(a)	744	12,737
Quanex Building Products Corp.	3,875	63,046
Simpson Manufacturing Co., Inc.	1,470	42,248
Universal Forest Products, Inc.	2,670	103,062
		828,131
CAPITAL MARKETS (1.6%)
Apollo Investment Corp.	14,930	131,533
Eaton Vance Corp.	5,190	206,977
Federated Investors, Inc., Class B	2,280	52,349
Financial Engines, Inc.	1,510	54,919
HFF, Inc., Class A	13,000	272,350
Investment Technology Group, Inc.(a)	2,890	31,472
Janus Capital Group, Inc.	12,860	114,711
Piper Jaffray Cos., Inc.(a)	600	20,256
Prospect Capital Corp.	6,830	75,335
Raymond James Financial, Inc.	3,970	164,438
SEI Investments Co.	5,490	157,343
SWS Group, Inc.(a)	12,455	70,869
Virtus Investment Partners, Inc.(a)	975	186,225
Waddell & Reed Financial, Inc., Class A	4,260	182,626
		1,721,403
CHEMICALS (2.4%)
A. Schulman, Inc.	3,820	99,205
Albemarle Corp.	3,100	189,875
American Vanguard Corp.	4,020	115,937
Ashland, Inc.	2,520	214,729
Balchem Corp.	1,065	46,157
Cabot Corp.	3,350	125,826
Cytec Industries, Inc.	1,520	110,747
H.B. Fuller Co.	3,390	128,481
Hawkins, Inc.	270	10,041
Innophos Holdings, Inc.	730	37,456
Intrepid Potash, Inc.	2,230	41,054
Kraton Performance Polymers, Inc.(a)	1,200	27,252
Mineral Technologies, Inc.	2,380	96,700
NewMarket Corp.	534	143,486
Olin Corp.	4,060	98,130
Om Group, Inc.(a)	7,800	190,866
PolyOne Corp.	8,360	188,351
Quaker Chemical Corp.	1,370	84,556
RPM International, Inc.	5,040	163,296
Sensient Technologies Corp.	2,010	79,094
Stepan Co.	560	31,886
STR Holdings, Inc.(a)	1,630	3,668

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
The Scotts Miracle-Gro Co., Class A	1,430	$64,851
Valspar Corp.	4,440	283,361
Zep, Inc.	5,555	84,436
		2,659,441
COMMERCIAL BANKS (4.6%)
Associated Bancorp	9,780	139,561
BancorpSouth, Inc.	7,630	122,080
Bank of Hawaii Corp.	1,400	66,766
Bank of the Ozarks, Inc.	2,840	116,241
Banner Corp.	600	19,602
BBCN Bancorp, Inc.	12,440	160,227
Boston Private Financial Holdings, Inc.	7,420	71,529
Cathay General Bancorp	9,230	181,923
City Holding Co.	320	12,218
City National Corp.	3,890	222,625
Columbia Banking System, Inc.	1,480	31,776
Commerce Bancshares, Inc.	2,916	116,961
Community Bank System, Inc.	1,360	38,950
Cullen/Frost Bankers, Inc.	1,830	110,550
CVB Financial Corp.	1,310	14,240
East West Bancorp, Inc.	5,560	135,275
F.N.B. Corp.	9,830	111,964
First Bancorp(a)	18,342	108,401
First Commonwealth Financial Corp.	20,230	144,644
First Financial Bancorp	2,060	31,662
First Financial Bankshares, Inc.	905	44,716
First Midwest Bancorp, Inc.	3,820	47,941
FirstMerit Corp.	5,820	99,697
Fulton Financial Corp.	10,880	120,333
Glacier Bancorp, Inc.	2,550	47,048
Hancock Holding Co.	3,039	82,874
Hanmi Financial Corp.(a)	881	13,594
Home Bancshares, Inc.	4,253	168,929
Independent Bank Corp. – Massachusetts	780	24,211
International Bancshares Corp.	4,640	90,016
National Penn Bancshares, Inc.	13,470	131,871
NBT BanCorp	1,270	25,718
Old National BanCorp	4,450	54,201
PacWest BanCorp	6,700	185,791
Pinnacle Financial Partners, Inc.(a)	6,690	162,366
PrivateBancorp, Inc.	11,800	226,324
Prosperity Bancshares, Inc.	1,450	66,613
S & T Bancorp, Inc.	920	17,360
Signature Bank(a)	2,310	165,419
Simmons First National Corp., Class A	670	16,428
Sterling Bancorp	2,190	24,703
Susquehanna Bancshares, Inc.	9,570	111,682
SVB Financial Group(a)	3,250	231,108
Synovus Financial Corp.	56,870	152,980
TCF Financial Corp.	7,740	112,617
Texas Capital Bancshares, Inc.(a)	4,670	194,552
Tompkins Financial Corp.	179	7,482
Trustmark Corp.	2,330	57,202
UMB Financial Corp.	1,010	50,843

	Shares	Value
Umpqua Holdings Corp.	6,920	$83,040
United Bankshares, Inc.	1,670	42,268
United Community Banks, Inc.(a)	2,322	25,426
Valley National Bancorp	6,762	60,790
WestAmerica Bancorp	670	29,071
Wilshire Bancorp, Inc.(a)	12,440	79,492
Wintrust Financial Corp.	1,440	51,638
		5,063,539
COMMERCIAL SERVICES & SUPPLIES (4.1%)
ABM Industries, Inc.	7,090	159,879
Brady Corp., Class A	1,730	58,612
CDI Corp.	6,990	109,533
Clean Harbors, Inc.(a)	2,580	146,983
Coinstar, Inc.(a)	2,450	129,384
Consolidated Graphics, Inc.(a)	2,720	97,022
Copart, Inc.(a)	6,480	228,420
Corrections Corp. of America	5,480	198,376
Darling International, Inc.(a)	11,610	214,901
Deluxe Corp.	2,030	77,424
Exponent, Inc.	380	20,026
Forrester Research, Inc.	710	25,454
FTI Consulting, Inc.(a)	3,330	110,290
G & K Services, Inc., Class A	720	33,833
Healthcare Services Group, Inc.	4,202	93,663
Heartland Payment Systems, Inc.	1,450	47,691
Heidrick & Struggles International, Inc.	5,370	70,991
Herman Miller, Inc.	2,330	58,460
Higher One Holdings, Inc.(a)	1,700	16,762
HMS Holdings Corp.(a)	3,320	83,697
HNI Corp.	1,660	57,154
Interface, Inc.	2,480	41,515
Kelly Services, Inc., Class A	12,960	220,579
Korn/Ferry International, Inc.(a)	4,020	66,531
Lender Processing Services, Inc.	3,220	89,323
Manpower, Inc.	5,680	301,949
Mine Safety Appliances Co.	1,050	50,400
Mobile Mini, Inc.(a)	1,420	39,945
Monro Muffler Brake, Inc.	1,065	44,048
Monster Worldwide, Inc.(a)	24,640	107,923
Navigant Consulting, Inc.(a)	7,110	87,666
On Assignment, Inc.(a)	9,680	234,934
R.R. Donnelley & Sons Co.	12,920	159,045
Resources Connection, Inc.	1,430	16,245
Rollins, Inc.	2,710	65,907
TeleTech Holdings, Inc.(a)	1,280	27,251
Tetra Tech, Inc.(a)	2,520	66,251
The Brink's Co.	3,900	103,389
The Corporate Executive Board Co.	1,160	65,378
The Geo Group, Inc.	4,643	173,880
TrueBlue, Inc.(a)	5,040	104,429
United Stationers, Inc.	4,590	149,037
Viad Corp.	3,740	97,427
Waste Connections, Inc.	4,642	176,164
		4,527,771

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,420	$50,820
Arris Group, Inc.(a)	5,749	94,916
Bel Fuse, Inc.	3,950	58,144
Belden CDT, Inc.	1,540	76,107
Black Box Corp.	650	14,118
Ciena Corp.(a)	9,350	139,876
Comtech Telecommunications Corp.	1,700	41,837
Digi International, Inc.(a)	3,180	29,002
Dycom Industries, Inc.(a)	3,630	70,132
Harmonic, Inc.(a)	3,270	18,574
InterDigital, Inc.	2,860	127,013
Ixia(a)	10,520	173,264
NETGEAR, Inc.(a)	4,750	141,502
Oplink Communications, Inc.(a)	990	16,256
PCTEL, Inc.	750	5,002
Plantronics, Inc.	1,450	63,539
Polycom, Inc.(a)	7,040	73,920
Procera Networks, Inc.(a)	5,070	56,226
Riverbed Technology, Inc.(a)	5,779	85,876
Symmetricom, Inc.(a)	3,420	17,784
Tellabs, Inc.	6,410	13,269
ViaSat, Inc.(a)	1,390	67,373
		1,434,550
COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	1,790	11,796
Diebold, Inc.	3,240	94,900
Electronics for Imaging, Inc.(a)	5,120	136,806
Intermec, Inc.(a)	1,950	19,188
Lexmark International, Inc., Class A	5,870	177,920
NCR Corp.(a)	5,840	159,257
Super Micro Computer, Inc.(a)	10,020	96,392
Synaptics, Inc.(a)	1,180	48,651
		744,910
CONSTRUCTION & ENGINEERING (1.0%)
AECOM Technology Corp.(a)	8,210	238,665
Aegion Corp.(a)	1,620	34,117
EMCOR Group, Inc.	4,350	162,690
Granite Construction, Inc.	2,570	71,112
ITT Corp.	3,670	101,292
KBR, Inc.	6,770	203,641
Orion Marine Group, Inc.(a)	2,460	22,534
URS Corp.	6,990	307,001
		1,141,052
CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)	7,270	78,952
Martin Marietta Materials, Inc.	1,340	135,327
Texas Industries, Inc.(a)	1,430	91,062
		305,341
CONSUMER FINANCE (0.3%)
Cash America International, Inc.	2,740	119,546
First Cash Financial Services, Inc.(a)	2,320	119,411
World Acceptance Corp.(a)	390	34,655
		273,612

	Shares	Value
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	2,250	$126,225
Greif, Inc., Class A	2,510	120,907
Myers Industries, Inc.	1,500	22,230
Packaging Corp. of America	4,370	207,837
Rock-Tenn Co., Class A	3,280	328,459
Silgan Holdings, Inc.	1,910	91,432
Sonoco Products Co.	3,960	138,758
		1,035,848
DISTRIBUTORS (0.4%)
MWI Veterinary Supply, Inc.(a)	1,560	183,627
VOXX International Corp.(a)	28,120	267,984
		451,611
DIVERSIFIED CONSUMER SERVICES (1.1%)
American Public Education, Inc.(a)	1,640	54,989
Capella Education Co.(a)	550	19,481
Career Education Corp.(a)	22,000	48,180
Corinthian Colleges, Inc.(a)	75,350	150,700
DeVry, Inc.	3,840	107,558
Hillenbrand, Inc.	3,110	78,154
Interval Leisure Group, Inc.	1,910	36,405
ITT Educational Services, Inc.(a)	4,525	82,853
Lincoln Educational Services Corp.	17,570	97,865
Matthews International Corp., Class A	1,240	45,644
Nutri/System, Inc.	1,330	10,773
Regis Corp.	5,700	106,875
Service Corp. International	11,460	193,445
Sotheby's	2,420	85,862
Strayer Education, Inc.	422	19,986
Universal Technical Institute, Inc.	1,230	14,600
		1,153,370
DIVERSIFIED FINANCIAL SERVICES (1.7%)
Affiliated Managers Group, Inc.(a)	2,060	320,701
Calamos Asset Management, Inc., Class A	6,410	72,753
Cardtronics, Inc.(a)	1,750	49,018
CBOE Holdings, Inc.	2,900	108,837
CoreLogic, Inc.(a)	8,130	221,786
Encore Capital Group, Inc.(a)	3,610	102,849
EZCORP, Inc., Class A(a)	3,950	66,755
Greenhill & Co., Inc.	880	40,647
Interactive Brokers Group, Inc., Class A	4,070	61,294
MarketAxess Holdings, Inc.	2,940	124,421
MSCI, Inc., Class A(a)	4,500	153,450
National Financial Partners Corp.(a)	2,130	53,974
Portfolio Recovery Associates, Inc.(a)	1,430	175,533
Provident Financial Services, Inc.	3,540	54,268
Stifel Financial Corp.(a)	2,915	93,921
Viewpoint Financial Group	7,280	135,554
		1,835,761
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Atlantic Tele-Network, Inc.	290	14,723
Cincinnati Bell, Inc.(a)	11,010	38,755
General Communication, Inc., Class A(a)	1,510	14,662
Lumos Networks Corp.	630	8,499

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
NeuStar, Inc., Class A(a)	4,370	$191,712
tw Telecom, Inc.(a)	7,400	200,392
		468,743
ELECTRIC UTILITIES (1.2%)
ALLETE, Inc.	1,220	62,647
Cleco Corp.	2,300	113,896
El Paso Electric Co.	1,610	60,311
Great Plains Energy, Inc.	8,351	201,510
Hawaiian Electric Industries, Inc.	4,040	114,332
IDACORP, Inc.	1,830	90,054
NorthWestern Corp.	1,610	69,262
NV Energy, Inc.	10,850	234,685
UIL Holdings Corp.	1,900	79,116
UniSource Energy Corp.	1,530	77,969
Westar Energy, Inc.	4,990	174,450
		1,278,232
ELECTRICAL EQUIPMENT (1.4%)
A.O. Smith Corp.	1,345	101,453
Acuity Brands, Inc.	1,430	104,333
AMETEK, Inc.	9,862	401,482
AZZ, Inc.	2,790	117,989
Encore Wire Corp.	720	23,580
EnerSys(a)	1,730	79,303
Franklin Electric Co., Inc.	2,400	77,688
General Cable Corp.(a)	6,240	215,155
Hubbell, Inc., Class B	1,610	154,496
Powell Industries, Inc.(a)	940	46,286
REGAL-BELOIT Corp.	1,470	115,571
Rofin-Sinar Technologies, Inc.(a)	1,040	25,896
Vicor Corp.(a)	1,540	8,270
Woodward, Inc.	2,140	77,019
		1,548,521
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Agilysys, Inc.(a)	740	8,643
Anixter International, Inc.	2,080	149,219
Arrow Electronics, Inc.(a)	7,490	293,833
Avnet, Inc.(a)	9,650	316,037
Badger Meter, Inc.	440	19,219
Benchmark Electronics, Inc.(a)	10,410	185,714
Checkpoint Systems, Inc.(a)	2,310	26,727
Cognex Corp.	4,820	191,354
Coherent, Inc.	770	43,066
CTS Corp.	7,110	75,722
Daktronics, Inc.	1,550	15,485
DTS, Inc.(a)	850	14,263
Electro Scientific Industries, Inc.	1,040	11,211
ESCO Technologies, Inc.	950	34,172
FARO Technologies, Inc.(a)	600	23,274
II-VI, Inc.(a)	2,520	38,984
Ingram Micro, Inc.(a)	16,270	289,769
Insight Enterprises, Inc.(a)	9,200	166,704
Itron, Inc.(a)	2,630	104,280
Littelfuse, Inc.	2,040	142,433
Measurement Specialties, Inc.(a)	4,220	180,489

	Shares	Value
Mercury Computer Systems, Inc.(a)	7,490	$57,898
Methode Electronics, Inc.	6,300	90,594
Mettler-Toledo International, Inc.(a)	918	191,825
MTS Systems Corp.	510	31,085
National Instruments Corp.	3,305	90,326
Newport Corp.(a)	5,050	76,508
Park Electrochemical Corp.	700	16,709
Plexus Corp.(a)	5,200	140,244
RadiSys Corp.(a)	18,810	93,298
Rogers Corp.(a)	560	23,878
Rovi Corp.(a)	4,023	94,098
ScanSource, Inc.(a)	4,990	144,560
SYNNEX Corp.(a)	5,370	185,802
Tech Data Corp.(a)	4,710	220,098
Trimble Navigation, Ltd.(a)	10,960	314,990
TTM Technologies, Inc.(a)	3,280	23,714
Vishay Intertechnology, Inc.(a)	13,580	190,663
		4,316,888
ENERGY EQUIPMENT & SERVICES (2.2%)
Atwood Oceanics, Inc.(a)	2,020	99,081
Basic Energy Services, Inc.(a)	12,170	167,094
Bristow Group, Inc.	1,260	79,632
C&j Energy Services, Inc.(a)	1,150	22,758
CARBO Ceramics, Inc.	640	45,216
Dril-Quip, Inc.(a)	1,130	94,592
Era Group, Inc.(a)	2,000	45,700
Exterran Holdings, Inc.(a)	2,430	64,201
Geospace Technologies Corp.(a)	2,860	241,298
Gulf Island Fabrication, Inc.	1,600	32,896
Helix Energy Solutions Group, Inc.(a)	5,260	121,190
ION Geophysical Corp.(a)	5,630	35,131
Lufkin Industries, Inc.	1,160	102,416
Matrix Service Co.(a)	8,150	122,495
Oceaneering International, Inc.	3,740	262,436
Patterson-UTI Energy, Inc.	5,850	123,377
Pioneer Energy Services Corp.(a)	15,630	110,192
SEACOR Holdings, Inc.	1,130	81,484
Superior Energy Services, Inc.(a)	11,000	303,490
TETRA Technologies, Inc.(a)	7,330	66,923
Tidewater, Inc.	2,750	144,238
Unit Corp.(a)	2,130	89,524
		2,455,364
FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	2,630	152,303
Harris Teeter Supermarkets, Inc.	3,290	137,489
Nash Finch Co.	3,840	78,912
Spartan Stores, Inc.	9,710	162,934
SuperValu, Inc.	5,290	30,893
United Natural Foods, Inc.(a)	1,790	89,393
		651,924
FOOD PRODUCTS (1.8%)
B&G Foods, Inc.	1,820	56,165
Calavo Growers, Inc.	610	17,300
Cal-Maine Foods, Inc.	570	24,327

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Diamond Foods, Inc.(a)	930	$14,024
Flowers Foods, Inc.	4,342	143,025
Green Mountain Coffee Roasters, Inc.(a)	4,270	245,098
Hain Celestial Group, Inc.(a)	2,960	193,140
Hillshire Brands Co. (The)	4,280	153,695
Ingredion, Inc.	4,310	310,363
J & J Snack Foods Corp.	400	30,008
Lancaster Colony Corp.	490	38,676
Post Holdings, Inc.(a)	2,535	111,008
Sanderson Farms, Inc.	730	44,720
Seneca Foods Corp., Class A(a)	4,710	153,499
Smithfield Foods, Inc.(a)	10,660	272,896
Snyders-Lance, Inc.	1,860	46,835
Tootsie Roll Industries, Inc.	1,134	35,415
TreeHouse Foods, Inc.(a)	1,280	81,549
		1,971,743
GAS UTILITIES (1.2%)
Atmos Energy Corp.	4,340	192,566
Energen Corp.	2,530	119,973
National Fuel Gas Co.	2,860	179,379
New Jersey Resources Corp.	1,470	69,384
Northwest Natural Gas Co.	830	36,910
Piedmont Natural Gas Co., Inc.	2,840	97,781
Questar Corp.	7,280	184,839
South Jersey Industries, Inc.	830	51,211
Southwest Gas Corp.	1,640	83,099
The Laclede Group, Inc.	720	33,632
UGI Corp.	5,490	224,980
WGL Holdings, Inc.	1,810	83,658
		1,357,412
HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
Abaxis, Inc.	2,190	93,491
ABIOMED, Inc.(a)	1,250	23,087
Align Technology, Inc.(a)	2,690	89,093
Allscripts Healthcare Solutions, Inc.(a)	7,246	100,285
Analogic Corp.	1,490	118,425
Bio-Rad Laboratories, Inc., Class A(a)	580	69,455
Cantel Medical Corp.	3,285	103,839
CONMED Corp.	1,470	46,055
Cyberonics, Inc.(a)	2,440	105,945
Greatbatch, Inc.(a)	4,070	113,716
Haemonetics Corp.(a)	2,270	87,395
Hanger Orthopedic Group, Inc.(a)	3,690	112,139
Hill-Rom Holdings, Inc.	2,390	81,427
Hologic, Inc.(a)	10,100	205,737
ICU Medical, Inc.(a)	1,280	77,120
IDEXX Laboratories, Inc.(a)	1,800	158,328
Integra LifeSciences Holdings Corp.(a)	810	28,374
Invacare Corp.	9,120	122,664
Masimo Corp.	2,400	48,144
Meridian Bioscience, Inc.	1,840	37,334
Merit Medical Systems, Inc.(a)	1,625	15,714
Natus Medical, Inc.(a)	2,120	26,521
NuVasive, Inc.(a)	1,840	38,585
OSI Systems, Inc.(a)	660	37,818

	Shares	Value
Palomar Medical Technologies, Inc.(a)	890	$12,059
ResMed, Inc.	7,210	346,224
STERIS Corp.	2,390	99,400
SurModics, Inc.(a)	670	17,722
Symmetry Medical, Inc.(a)	2,720	32,422
Thoratec Corp.(a)	3,440	124,528
West Pharmaceutical Services, Inc.	1,230	78,548
		2,651,594
HEALTH CARE PROVIDERS & SERVICES (3.0%)
Air Methods Corp.	2,850	104,281
Almost Family, Inc.	5,590	110,347
Amedisys, Inc.(a)	16,769	168,361
AMN Healthcare Services, Inc.(a)	2,470	33,913
AmSurg Corp.(a)	1,910	64,100
Bio-Reference Laboratories, Inc.(a)	5,180	132,090
Centene Corp.(a)	3,180	146,916
Chemed Corp.	730	59,583
CorVel Corp.(a)	390	18,513
Cross Country Healthcare, Inc.(a)	16,120	80,600
CryoLife, Inc.	830	4,980
Gentiva Health Services, Inc.(a)	11,690	122,628
Health Net, Inc.(a)	7,450	219,030
Healthways, Inc.(a)	2,230	30,975
Henry Schein, Inc.(a)	3,190	288,376
IPC The Hospitalist Co.(a)	760	34,671
Kindred Healthcare, Inc.(a)	14,322	150,238
Landauer, Inc.	830	46,372
LHC Group, Inc.(a)	3,870	84,056
Magellan Health Services, Inc.(a)	2,480	126,877
Medifast, Inc.(a)	4,630	121,306
Molina Heathcare, Inc.(a)	3,185	105,742
Omnicare, Inc.	5,750	251,677
Owens & Minor, Inc.	6,205	202,097
PharMerica Corp.(a)	10,310	132,896
The Ensign Group, Inc.	2,140	74,622
VCA Antech, Inc.(a)	4,200	101,220
WellCare Group, Inc.(a)	3,720	216,913
		3,233,380
HEALTH CARE TECHNOLOGY (0.2%)
Computer Programs & Systems, Inc.	360	18,886
Healthstream, Inc.(a)	3,140	72,094
Medidata Solutions, Inc.(a)	820	54,415
Omnicell, Inc.(a)	1,350	24,327
		169,722
HOTELS, RESTAURANTS & LEISURE (1.4%)
Biglari Holdings, Inc.(a)	67	25,948
Bob Evans Farms, Inc.	2,900	125,686
Brinker International, Inc.	2,610	101,529
CEC Entertainment, Inc.	790	26,362
Cracker Barrel Old Country Store, Inc.	770	63,710
DineEquity, Inc.	590	42,032
International Speedway Corp., Class A	1,360	44,703
Jack in the Box, Inc.(a)	1,980	70,983
Life Time Fitness, Inc.(a)	1,550	71,579

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Marcus Corp.	4,980	$63,943
Marriott Vacations Worldwide Corp.(a)	1,100	50,028
Panera Bread Co., Class A(a)	865	153,304
Papa John's International, Inc.(a)	1,400	88,200
Red Robin Gourmet Burgers, Inc.(a)	1,740	84,164
Ruby Tuesday, Inc.(a)	16,710	161,084
Ruth's Hospitality Group, Inc.(a)	2,860	28,343
Sonic Corp.(a)	3,140	39,344
Texas Roadhouse, Inc., Class A	3,150	74,025
The Cheesecake Factory, Inc.	2,060	82,029
The Wendy's Co.	23,700	134,853
		1,531,849
HOUSEHOLD DURABLES (2.2%)
American Greetings Corp., Class A	7,640	140,882
Ethan Allen Interiors, Inc.	2,610	76,421
Fortune Brands Home & Security, Inc.(a)	7,870	286,389
iRobot Corp.(a)	3,520	102,397
Jarden Corp.(a)	6,585	296,391
KB HOME	3,210	72,353
La-Z-Boy, Inc.	2,410	43,525
M.D.C. Holdings, Inc.	3,020	113,552
M/I Homes, Inc.(a)	3,200	78,720
Meritage Homes Corp.(a)	1,960	95,628
Mohawk Industries, Inc.(a)	1,930	213,998
National Presto Industries, Inc.	30	2,250
NVR, Inc.(a)	131	134,930
Ryland Group, Inc.	1,710	77,053
Standard Pacific Corp.(a)	6,870	62,173
Tempur-Pedic International, Inc.(a)	2,100	101,850
Toll Brothers, Inc.(a)	6,780	232,622
Tupperware Corp.	1,830	146,949
Universal Electronics, Inc.(a)	4,360	100,193
		2,378,276
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	11,650	102,520
Church & Dwight Co., Inc.	4,870	311,144
Energizer Holdings, Inc.	2,080	200,907
Inter Parfums, Inc.	2,670	77,350
WD-40 Co.	490	26,426
		718,347
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	75,962
INDUSTRIAL CONGLOMERATES (0.5%)
Carlisle Cos., Inc.	2,180	141,416
Koppers Holdings, Inc.	730	32,054
LSB Industries, Inc.(a)	660	21,556
Standex International Corp.	3,450	182,505
Teleflex, Inc.	1,420	110,945
Tredegar Industries, Inc.	1,010	29,896
		518,372

	Shares	Value
INSURANCE (4.9%)
Alleghany Corp.(a)	427	$168,127
American Financial Group, Inc.	5,460	263,554
Amerisafe, Inc.	800	26,128
Arthur J. Gallagher & Co.	4,360	185,082
Aspen Insurance Holdings, Ltd.	6,060	231,431
Brown & Brown, Inc.	4,560	141,314
eHealth, Inc.(a)	3,510	73,499
Employers Holdings, Inc.	1,460	33,069
Everest Re Group, Ltd.	2,220	299,678
Fidelity National Financial, Inc., Class A	8,140	218,559
First American Financial Corp.	10,190	272,786
HCC Insurance Holdings, Inc.	4,960	211,296
Horace Mann Educators Corp.	7,260	163,713
Infinity Property & Casualty Corp.	1,640	93,054
Kemper Corp.	5,070	161,530
Meadowbrook Insurance Group, Inc.	22,400	174,272
Mercury General Corp.	2,320	106,047
Old Republic International Corp.	18,420	248,670
ProAssurance Corp.	2,230	109,248
Protective Life Corp.	7,410	282,025
Reinsurance Group of America	5,430	339,647
RLI Corp.	400	28,740
Safety Insurance Group, Inc.	1,280	63,578
Selective Insurance Group, Inc.	6,600	154,638
StanCorp Financial Group, Inc.	5,140	221,945
Stewart Information Services Corp.	5,650	152,946
The Hanover Insurance Group, Inc.	5,750	289,972
The Navigators Group, Inc.(a)	1,450	83,926
Tower Group International, Ltd.(a)	10,740	203,201
United Fire Group, Inc.	5,850	163,566
W.R. Berkley Corp.	5,220	226,652
		5,391,893
INTERNET & CATALOG RETAIL (0.2%)
HSN, Inc.	2,070	108,840
XO Group, Inc.(a)	14,630	164,734
		273,574
INTERNET SOFTWARE & SERVICES (2.8%)
AOL, Inc.	2,840	109,738
Blucora, Inc.(a)	16,260	240,160
Blue Nile, Inc.(a)	440	14,357
Bottomline Technologies, Inc.(a)	1,390	36,418
comScore, Inc.(a)	1,880	30,400
Concur Technologies, Inc.(a)	2,410	176,195
DealerTrack Holdings, Inc.(a)	5,810	161,808
Dice Holdings, Inc.(a)	16,990	143,396
Digital River, Inc.(a)	4,610	66,753
Equinix, Inc.(a)	2,147	459,673
j2 Global, Inc.	1,650	67,155
Liquidity Services, Inc.(a)	3,350	110,215
LivePerson, Inc.(a)	5,410	69,356
Microstrategy, Inc., Class A(a)	250	22,548
Nic, Inc.	4,470	75,275
OpenTable, Inc.(a)	3,290	182,233

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Perficient, Inc.(a)	14,320	$150,074
PetMed Express, Inc.	1,210	15,125
QuinStreet, Inc.(a)	10,260	67,100
Rackspace Hosting, Inc.(a)	5,650	272,330
Stamps.com, Inc.(a)	2,430	82,231
TIBCO Software, Inc.(a)	5,690	110,443
United Online, Inc.	15,500	105,400
ValueClick, Inc.(a)	7,440	229,598
Websense, Inc.(a)	5,530	98,655
		3,096,636
IT SERVICES (2.3%)
Acxiom Corp.(a)	3,320	66,035
Alliance Data Systems Corp.(a)	2,270	389,918
Broadridge Financial Solutions, Inc.	5,090	128,166
CACI International, Inc., Class A(a)	2,920	170,791
Ciber, Inc.(a)	47,600	202,776
Convergys Corp.	5,890	100,248
CSG Systems International, Inc.(a)	1,780	38,466
DST Systems, Inc.	1,060	73,299
Exlservice Holdings, Inc.(a)	3,180	103,731
Gartner, Inc.(a)	3,300	190,905
iGATE Corp.(a)	3,540	59,082
LogMeIn, Inc.(a)	870	19,645
ManTech International Corp., Class A	6,940	185,229
MAXIMUS, Inc.	2,310	184,084
Sourcefire, Inc.(a)	3,470	165,727
Sykes Enterprises, Inc.(a)	5,210	80,182
Synchronoss Technologies, Inc.(a)	1,090	30,891
VeriFone Systems, Inc.(a)	3,800	81,624
Virtusa Corp.(a)	900	19,989
Wex, Inc.(a)	2,480	187,934
		2,478,722
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.(a)	4,030	181,310
Brunswick Corp.	4,540	143,736
Callaway Golf Co.	4,870	32,629
JAKKS Pacific, Inc.	6,380	69,606
MarineMax, Inc.(a)	11,680	135,371
Polaris Industries, Inc.	3,220	277,532
Pool Corp.	2,720	133,334
Sturm Ruger & Co., Inc.	2,800	143,556
		1,117,074
LIFE & HEALTH INSURANCE (0.0%)
Primerica, Inc.	590	20,036
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	7,770	28,283
Cambrex Corp.(a)	6,520	81,435
Charles River Laboratories International, Inc.(a)	2,840	123,511
Covance, Inc.(a)	1,960	146,138
Enzo Biochem, Inc.(a)	5,490	12,298
Luminex Corp.(a)	7,870	130,878
PAREXEL International Corp.(a)	4,480	183,456
Techne Corp.	1,180	75,685
		781,684

	Shares	Value
MACHINERY (4.1%)
3D Systems Corp.(a)	10,280	$393,107
Actuant Corp., Class A	2,720	85,136
AGCO Corp.	5,060	269,445
Albany International Corp., Class A	1,150	33,407
Applied Industrial Technologies, Inc.	1,450	61,262
Astec Industries, Inc.	2,150	70,585
Barnes Group, Inc.	2,090	58,039
Briggs & Stratton Corp.	3,620	81,414
CIRCOR International, Inc.	590	27,925
CLARCOR, Inc.	1,730	89,441
Crane Co.	1,700	91,511
Donaldson Co., Inc.	4,830	175,715
EnPro Industries, Inc.(a)	750	36,960
Federal Signal Corp.(a)	3,840	29,798
Gardner Denver, Inc.	1,660	124,649
Graco, Inc.	2,880	174,326
Harsco Corp.	3,190	69,638
IDEX Corp.	2,940	152,968
Intevac, Inc.(a)	3,950	17,894
John Bean Technologies Corp.	1,435	29,762
Kaydon Corp.	1,260	30,038
Kennametal, Inc.	2,820	112,772
Lincoln Electric Holdings, Inc.	4,220	222,647
Lindsay Manufacturing Co.	1,480	113,694
Lydall, Inc.(a)	7,930	113,716
Mueller Industries, Inc.	970	50,227
Nordson Corp.	3,210	223,063
Oshkosh Truck Corp.(a)	6,690	262,649
SPX Corp.	2,060	153,491
Tennant Co.	600	28,692
Terex Corp.(a)	8,930	255,398
The Timken Co.	4,280	225,000
Titan International, Inc.	1,410	31,457
Toro Co.	4,250	191,293
Trinity Industries, Inc.	4,640	195,854
Valmont Industries, Inc.	1,340	195,278
Watts Water Technologies, Inc.	1,010	47,531
		4,525,782
MARINE (0.4%)
Huntington Ingalls Industries, Inc.	4,010	212,129
Kirby Corp.(a)	1,940	145,287
Matson, Inc.	1,500	35,310
		392,726
MEDIA (1.0%)
Cinemark Holdings, Inc.	6,830	210,979
Digital Generation, Inc.(a)	1,450	9,715
DreamWorks Animation SKG, Inc., Class A(a)	3,070	59,189
Harte-Hanks, Inc.	3,600	28,548
Lamar Advertising Co., Class A(a)	3,190	149,356
Live Nation, Inc.(a)	13,332	168,383
Meredith Corp.	1,410	54,736
Scholastic Corp.	4,760	130,662
The E.W. Scripps Co., Class A(a)	6,830	94,869

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
The New York Times Co., Class A(a)	5,930	$52,540
Valassis Communications, Inc.	3,470	88,936
Wiley John And Sons, Class A	1,760	67,179
		1,115,092
METALS & MINING (2.1%)
A.M. Castle & Co.(a)	8,080	139,946
AK Steel Holding Corp.	7,750	25,963
AMCOL International Corp.	880	27,078
Carpenter Technology Corp.	1,520	68,339
Century Aluminum Co.(a)	8,340	68,054
Commercial Metals Co.	13,510	197,516
Compass Minerals International, Inc.	1,050	90,867
Gibraltar Industries, Inc.(a)	5,570	104,159
Globe Specialty Metals, Inc.	4,310	56,289
Haynes International, Inc.	390	18,958
Kaiser Aluminum Corp.	1,180	74,340
Materion Corp.	6,010	159,205
Olympic Steel, Inc.	8,760	175,200
Reliance Steel & Aluminum Co.	3,930	255,725
Royal Gold, Inc.	2,680	148,954
RTI International Metals, Inc.(a)	1,110	32,212
Steel Dynamics, Inc.	14,380	216,275
Stillwater Mining Co.(a)	4,020	50,009
SunCoke Energy, Inc.(a)	8,700	131,631
Worthington Industries, Inc.	7,750	249,395
		2,290,115
MULTILINE RETAIL (0.8%)
Big Lots, Inc.(a)	4,600	167,532
Fred's, Inc.	9,740	138,600
Saks, Inc.(a)	10,390	120,004
The Andersons, Inc.	3,330	181,552
Tuesday Morning Corp.(a)	27,970	226,837
		834,525
MULTI-UTILITIES (0.9%)
Alliant Energy Corp.	4,100	219,391
Avista Corp.	2,880	80,784
CH Energy Group, Inc.	360	23,389
MDU Resources Group, Inc.	7,640	190,618
OGE Energy Corp.	3,260	236,122
PNM Resources, Inc.	3,530	84,756
Vectren Corp.	3,470	130,333
		965,393
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	1,790	83,504
OIL, GAS & CONSUMABLE FUELS (2.5%)
Alpha Natural Resources, Inc.(a)	15,060	111,745
Approach Resources, Inc.(a)	1,220	28,939
Arch Coal, Inc.	16,190	78,522
Bill Barrett Corp.(a)	4,210	83,611
Carrizo Oil & Gas, Inc.(a)	1,390	33,666
Cimarex Energy Co.	2,900	212,222
Cloud Peak Energy, Inc.(a)	4,760	93,010
Comstock Resources, Inc.(a)	2,010	31,477

	Shares	Value
Contango Oil & Gas Co.	410	$15,424
Dresser-Rand Group, Inc.(a)	2,630	146,254
Forest Oil Corp.(a)	4,290	17,975
Gulfport Energy Corp.(a)	4,360	227,548
HollyFrontier Corp.	10,678	528,027
Hornbeck Offshore Services, Inc.(a)	1,160	52,107
Northern Oil & Gas, Inc.(a)	8,320	107,245
Oil States International, Inc.(a)	1,790	159,954
PDC Energy, Inc.(a)	1,060	45,898
Penn Virginia Corp.	1,910	7,697
PetroQuest Energy, Inc.(a)	3,140	13,439
Plains Exploration & Production Co.(a)	4,540	205,208
Quicksilver Resources, Inc.(a)	7,580	19,102
Rosetta Resources, Inc.(a)	1,810	77,667
SM Energy Co.	2,270	138,470
Stone Energy Corp.(a)	3,630	71,620
Swift Energy Co.(a)	5,910	76,475
World Fuel Services Corp.	4,950	200,723
		2,784,025
PAPER & FOREST PRODUCTS (0.7%)
Buckeye Technologies, Inc.	1,440	54,130
Clearwater Paper Corp.(a)	1,800	82,836
Deltic Timber Corp.	1,400	87,472
Domtar Corp.	2,170	150,837
KapStone Paper & Packaging Corp.	1,720	50,878
Louisiana-Pacific Corp.(a)	8,660	156,919
Neenah Paper, Inc.	540	15,530
P. H. Glatfelter & Co.	4,950	118,800
Wausau-Mosinee Paper Corp.	3,140	31,965
		749,367
PERSONAL PRODUCTS (0.3%)
Blyth, Inc.	5,524	91,035
Helen of Troy, Ltd.(a)	1,210	42,205
Prestige Brands Holdings, Inc.(a)	8,600	231,770
		365,010
PHARMACEUTICALS (1.0%)
Akorn, Inc.(a)	11,450	172,322
Cubist Pharmaceuticals, Inc.(a)	2,400	110,208
Endo Pharmaceuticals Holdings, Inc.(a)	4,430	162,315
Hi Tech Pharmacal Co., Inc.	430	14,216
Questcor Pharmaceuticals, Inc.	3,320	102,057
Salix Pharmaceutical, Ltd.(a)	3,000	156,870
The Medicines Co.(a)	6,180	208,637
ViroPharma, Inc.(a)	5,780	157,505
		1,084,130
PROFESSIONAL SERVICES (0.2%)
Insperity, Inc.	2,040	56,365
The Dolan Co.(a)	11,260	19,480
Towers Watson & Co., Class A	1,930	140,736
		216,581
RADIO BROADCASTING (0.0%)
Arbitron, Inc.	990	46,223

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUST (6.2%)
Acadia Realty Trust	2,257	$64,437
Alexandria Real Estate Equities, Inc.	2,100	152,817
American Campus Communities, Inc.	3,750	167,400
BioMed Realty Trust, Inc.	5,700	128,307
BRE Properties, Inc.	2,780	140,334
Camden Property Trust	2,910	210,509
Cedar Shopping Centers, Inc.	5,940	38,075
Colonial Properties Trust	3,380	78,450
Corporate Office Properties Trust	3,390	98,276
Cousins Properties, Inc.	5,215	56,948
DiamondRock Hospitality Co.	7,410	73,952
Duke Realty Corp.	10,230	180,457
Eastgroup Properties, Inc.	1,050	66,223
EPR Properties	1,690	95,553
Equity One, Inc.	1,850	47,156
Essex Property Trust, Inc.	980	153,909
Extra Space Storage, Inc.	4,390	191,316
Federal Realty Investment Trust	1,810	211,788
Franklin Street Properties Corp.	3,250	49,627
Getty Realty Corp.	810	17,342
Government Properties Income Trust	770	20,059
Healthcare Realty Trust, Inc.	2,800	84,056
Highwood Properties, Inc.	2,760	113,243
Home Properties, Inc.	1,850	119,251
Hospitality Properties Trust	5,000	147,050
Inland Real Estate Corp.	4,470	50,600
Kilroy Realty Corp.	2,430	137,514
Kite Realty Group Trust	6,380	42,108
LaSalle Hotel Properties	3,250	84,273
Lexington Corp. Properties Trust	6,935	88,837
Liberty Property Trust	4,450	191,306
LTC Properties, Inc.	1,020	47,430
Macerich Co.	4,755	333,088
Mack-Cali Realty Corp.	3,380	93,863
Medical Properties Trust, Inc.	6,080	97,827
Mid-America Apartment Communities, Inc.	1,460	100,346
National Retail Properties, Inc.	3,860	153,165
OMEGA Healthcare Investors, Inc.	3,890	127,864
Parkway Properties, Inc.	1,990	36,278
Pennsylvania Real Estate Investment Trust	2,200	45,606
Post Properties, Inc.	1,940	95,894
Potlatch Corp.	1,430	67,711
PS Business Parks, Inc.	510	40,698
Rayonier, Inc.	4,340	257,883
Realty Income Corp.	5,720	291,548
Regency Centers Corp.	3,250	182,845
Sabra Healthcare REIT, Inc.	9,250	275,835
Saul Centers, Inc.	480	21,504
Senior Housing Properties Trust	6,050	172,002
SL Green Realty Corp.	2,960	268,472
Sovran Self Storage, Inc.	1,060	72,716
Tanger Factory Outlet Center	3,240	120,269
Taubman Centers, Inc.	2,120	181,281
UDR, Inc.	8,321	204,530
Universal Health Realty Income Trust	1,340	71,998

	Shares	Value
Urstadt Biddle Properties, Inc., Class A	1,190	$26,501
Weingarten Realty Investors	4,610	157,063
		6,845,390
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Alexander & Baldwin, Inc.(a)	1,500	51,090
Forestar Group, Inc.(a)	1,500	32,310
Jones Lang LaSalle, Inc.	2,050	202,991
		286,391
ROAD & RAIL (1.8%)
Arkansas Best Corp.	17,220	180,982
Atmel Corp.(a)	20,230	130,888
Con-way, Inc.	5,470	184,886
Genesee & Wyoming, Inc., Class A(a)	1,610	137,172
Heartland Express, Inc.	2,863	38,851
J.B. Hunt Transport Services, Inc.	4,120	292,809
Kansas City Southern	3,640	397,015
Knight Transportation, Inc.	2,960	46,235
Landstar System, Inc.	1,570	85,816
Old Dominion Freight Line, Inc.(a)	4,710	181,335
Wabtec Corp.	2,010	210,929
Werner Enterprises, Inc.	1,870	42,935
		1,929,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Advanced Energy Industries, Inc.(a)	8,910	151,292
ATMI, Inc.(a)	1,250	27,187
Brooks Automation, Inc.	11,470	111,488
Cabot Microelectronics Corp.(a)	780	26,138
CEVA, Inc.(a)	970	14,802
Cirrus Logic, Inc.(a)	10,220	197,348
Cohu, Inc.	4,780	45,745
Cree, Inc.(a)	5,370	303,781
Cymer, Inc.(a)	2,670	279,709
Cypress Semiconductor Corp.	5,810	58,623
Diodes, Inc.(a)	1,560	31,606
DSP Group, Inc.(a)	3,390	27,357
Entropic Communications, Inc.(a)	21,560	91,414
Exar Corp.(a)	3,130	33,741
Fairchild Semiconductor International, Inc.(a)	5,740	74,046
FEI Co.	2,560	163,533
GT Advanced Technologies, Inc.(a)	27,020	106,189
Hittite Microwave Corp.(a)	820	46,010
Integrated Device Technology, Inc.(a)	6,170	43,869
International Rectifier Corp.(a)	2,760	58,540
Intersil Corp., Class A	7,590	58,898
Kopin Corp.(a)	6,100	20,191
Kulicke & Soffa Industries, Inc.(a)	15,140	175,018
MEMC Electronic Materials, Inc.(a)	11,760	63,504
Micrel, Inc.	2,500	25,150
Microsemi Corp.(a)	5,500	114,400
MKS Instruments, Inc.	1,880	50,516
Monolithic Power Systems, Inc.	4,110	99,133
Nanometrics, Inc.(a)	3,620	50,789
Pericom Semiconductor Corp.(a)	5,790	37,403

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Power Integrations, Inc.	920	$38,097
QLogic Corp.(a)	5,330	57,884
RF Micro Devices, Inc.(a)	12,820	71,920
Rubicon Technology, Inc.(a)	6,150	45,572
Rudolph Technologies, Inc.(a)	11,060	129,070
Semtech Corp.(a)	8,200	262,974
Sigma Designs, Inc.(a)	3,240	15,422
Silicon Laboratories, Inc.(a)	1,280	50,829
Skyworks Solutions, Inc.(a)	10,790	238,135
Supertex, Inc.	390	8,221
Tessera Technologies, Inc.	1,970	40,129
TriQuint Semiconductor, Inc.(a)	8,240	48,122
Ultratech, Inc.(a)	5,400	159,138
Veeco Instruments, Inc.(a)	3,250	123,728
Volterra Semiconductor Corp.(a)	1,350	17,564
		3,894,225
SOFTWARE (2.6%)
ACI Worldwide, Inc.(a)	2,540	119,405
Advent Software, Inc.(a)	1,380	40,075
ANSYS, Inc.(a)	3,109	251,394
Blackbaud, Inc.	1,850	54,223
Cadence Design Systems, Inc.(a)	11,490	158,562
CommVault Systems, Inc.(a)	2,570	188,998
Compuware Corp.(a)	6,720	80,640
Ebix, Inc.	1,470	27,357
EPIQ Systems, Inc.	1,915	26,753
FactSet Research Systems, Inc.	1,290	121,350
Fair Isaac Corp.	1,260	58,691
Informatica Corp.(a)	3,840	126,451
Interactive Intelligence Group, Inc.(a)	2,510	103,989
Jack Henry & Associates, Inc.	3,280	152,192
Manhattan Associates, Inc.(a)	1,750	122,867
Mentor Graphics Corp.	7,740	141,332
MICROS Systems, Inc.(a)	2,790	118,324
Monotype Imaging Holdings, Inc.	1,050	24,350
NetScout Systems, Inc.(a)	2,840	64,780
Progress Software Corp.(a)	2,530	57,102
PTC, Inc.(a)	4,540	109,005
Quality Systems, Inc.	1,870	33,417
Solarwinds, Inc.(a)	3,330	169,331
Solera Holdings, Inc.	2,410	138,768
Synopsys, Inc.(a)	5,530	196,702
Tyler Technologies, Inc.(a)	2,120	134,069
Vasco Data Security International, Inc.(a)	6,960	59,230
		2,879,357
SPECIALTY RETAIL (4.7%)
Aaron's, Inc.	2,610	74,933
Advance Auto Parts, Inc.	2,480	208,023
Aeropostale, Inc.(a)	5,140	75,353
American Eagle Outfitters, Inc.	8,810	171,355
Ann, Inc.(a)	3,820	112,843
Ascena Retail Group, Inc.(a)	10,806	199,911
Barnes & Noble, Inc.(a)	6,480	117,482
Big 5 Sporting Goods Corp.	5,730	96,264

	Shares	Value
Cabela's, Inc.(a)	2,710	$173,982
Cato Corp., Class A	1,130	27,131
Chico's FAS, Inc.	17,490	319,542
Children's Place Retail Stores, Inc.(a)	820	40,114
Christopher & Banks Corp.(a)	2,020	14,039
Coldwater Creek, Inc.(a)	1,352	4,827
Dick's Sporting Goods, Inc.	4,670	224,627
Finish Line, Inc., Class A	2,247	43,569
Foot Locker, Inc.	7,890	275,124
Genesco, Inc.(a)	1,650	101,558
Group 1 Automotive, Inc.	2,340	141,523
Guess?, Inc.	2,290	63,387
Haverty Furniture Cos., Inc.	1,060	25,207
Hibbett Sports, Inc.(a)	880	48,268
Hot Topic, Inc.	2,380	33,201
Jos. A. Bank Clothiers, Inc.(a)	953	41,627
Kirkland's, Inc.(a)	8,970	108,178
Lithia Motors, Inc., Class A	770	38,130
Lumber Liquidators Holdings, Inc.(a)	2,550	208,998
Men's Wearhouse, Inc.	2,780	93,130
Movado Group, Inc.	3,290	99,490
Office Depot, Inc.(a)	14,130	54,542
OfficeMax, Inc.	19,850	228,474
Rent-A-Center, Inc.	3,530	123,303
Rue21, Inc.(a)	1,990	63,481
Select Comfort Corp.(a)	4,610	97,824
Signet Jewelers, Ltd.	2,780	191,069
Sonic Automotive, Inc., Class A	5,990	131,720
Stage Stores, Inc.	1,352	37,437
Stein Mart, Inc.	14,820	117,226
The Pep Boys - Manny, Moe & Jack(a)	13,680	158,688
Tractor Supply Co.	2,690	288,287
Vitamin Shoppe, Inc.(a)	1,930	94,860
Williams-Sonoma, Inc.	5,740	308,123
Zale Corp.(a)	2,170	9,635
Zumiez, Inc.(a)	860	24,914
		5,111,399
TEXTILES APPAREL & LUXURY GOODS (1.6%)
Brown Shoe Co., Inc.	1,715	29,001
Carter's, Inc.(a)	2,460	160,859
Crocs, Inc.(a)	3,730	59,755
Deckers Outdoor Corp.(a)	1,190	65,593
Fifth & Pacific Cos., Inc.(a)	4,270	88,047
Hanesbrands, Inc.(a)	4,750	238,260
Iconix Brand Group, Inc.(a)	2,810	80,506
K-Swiss, Inc., Class A(a)	1,650	7,821
Maidenform Brands, Inc.(a)	1,170	21,060
Oxford Industries, Inc.	1,320	78,052
Perry Ellis International, Inc.	6,050	106,298
Quiksilver, Inc.(a)	32,740	220,340
Skechers U.S.A., Inc., Class A(a)	1,580	32,832
Steven Madden Ltd.(a)	3,355	163,154
The Buckle, Inc.	975	47,336
True Religion Apparel, Inc.	960	25,978
Under Armour, Inc., Class A(a)	4,440	253,435

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
UniFirst Corp.	410	$37,331
Wolverine World Wide, Inc.	1,730	82,642
		1,798,300
THRIFTS & MORTGAGE FINANCE (1.0%)
Astoria Financial Corp.	12,600	120,834
Bank Mutual Corp.	8,600	44,548
Brookline Bancorp, Inc.	4,000	33,600
Dime Community Bancshares, Inc.	1,490	21,262
First Niagara Financial Group, Inc.	20,150	191,626
New York Community Bancorp, Inc.	19,610	265,716
Northwest Bancshares, Inc.	3,000	36,750
Oritani Financial Corp.	10,590	163,827
TrustCo Bank Corp. NY	3,990	21,386
Washington Federal, Inc.	10,270	176,336
Webster Financial Corp.	3,150	73,616
		1,149,501
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	1,700	86,615
Kaman Corp., Class A	940	31,762
MSC Industrial Direct Co., Inc., Class A	1,470	115,836
United Rentals, Inc.(a)	3,280	172,561
Watsco, Inc.	920	77,630
		484,404

	Shares	Value
WATER UTILITIES (0.2%)
American States Water Co.	660	$36,617
Aqua America, Inc.	4,810	152,621
Calgon Carbon Corp.(a)	2,170	36,977
		226,215
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	6,310	55,402
NTELOS Holding Corp.	750	11,040
Telephone & Data Systems, Inc.	9,110	204,428
USA Mobility, Inc.	5,310	72,057
		342,927
TOTAL COMMON STOCKS		108,693,272
MONEY MARKET FUND (0.9%)
Federated Government Obligations Fund, 0.01%(b)	948,477	948,477
TOTAL MONEY MARKET FUND		948,477
TOTAL INVESTMENTS (COST $85,184,127) 100.1%		109,641,749
LIABILITIES IN EXCESS OF OTHER ASSETS -0.1%		(20,060)
NET ASSETS 100.0%		$109,621,689
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2013.

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	18.6%
Canada	17.0
Japan	9.8
Brazil	8.8
Taiwan	4.1
Mexico	3.8
Germany	3.5
Netherlands	3.5
Hong Kong	3.5
Australia	3.1
Switzerland	2.8
Republic of Korea (South)	2.5
Spain	2.5
China	2.2
France	2.1
Chile	1.9
United States	1.6
Italy	1.2
India	1.2
Colombia	0.8
South Africa	0.8
Sweden	0.6
Cayman Islands	0.5
Ireland (Republic of)	0.5
Norway	0.4
Indonesia	0.4
Ireland	0.4
Philippines	0.3
Russian Federation	0.3
Luxembourg	0.2
Bermuda	0.2
Finland	0.2
Peru	0.1
Belgium	0.1
Jersey	0.1
Portugal	0.1
Greece	0.0
Total Investments	99.7%
*	Percentages indicated are based on net assets as of April 30, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	3,590	$125,399
AIRLINES (0.4%)
Latam Airlines Group SA, Sponsored ADR	13,200	273,240
Ryanair Holdings PLC, Sponsored ADR	3,740	162,092
		435,332
AUTO COMPONENTS (0.2%)
Magna International, Inc., Class A	3,980	239,477
AUTOMOBILES (3.5%)
Honda Motor Co. Ltd., Sponsored ADR	25,170	1,006,297
Toyota Motor Corp., Sponsored ADR	20,590	2,394,617
		3,400,914
BEVERAGES (1.0%)
Fomento Economico ADR	8,670	983,091
CAPITAL MARKETS (2.3%)
Credit Suisse Group, Sponsored ADR	15,150	436,017
Deutsche Bank AG, Registered Shares	11,980	551,679
Nomura Holdings, Inc., Sponsored ADR	47,650	390,253
UBS AG, Registered Shares	49,773	885,462
		2,263,411
CHEMICALS (1.8%)
Agrium, Inc.	2,920	267,676
Potash Corp. of Saskatchewan, Inc.	13,355	562,245
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,750	185,588
Syngenta AG, Sponsored ADR	9,370	801,135
		1,816,644
COMMERCIAL BANKS (19.5%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	72,840	713,832
Banco Bradesco SA, Sponsored ADR	75,823	1,257,904
Banco de Chile, Sponsored ADR	1,855	173,276
Banco Santander Central Hispano SA, Sponsored ADR	138,320	1,002,820
Banco Santander Chile SA, Sponsored ADR	3,974	105,867
Bank of Montreal	12,560	787,638
Bank of Nova Scotia	19,700	1,135,508
Barclays PLC, Sponsored ADR	36,380	654,112
Canadian Imperial Bank of Commerce	7,730	618,555
Credicorp Ltd.	1,405	211,579
Grupo Financiero Santander Mexico Sab de CV(a)	18,170	293,445
HDFC Bank Ltd., Sponsored ADR	9,560	405,726
HSBC Holdings PLC, Sponsored ADR	51,970	2,851,074
ICICI Bank Ltd., Sponsored ADR	6,240	292,157
Itau Unibanco Banco Multiplo SA, Sponsored ADR	80,937	1,362,170
Lloyds Banking Group PLC, Sponsored ADR(a)	136,245	467,320
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	198,170	1,343,593

	Shares	Value
Mizuho Financial Group, Inc., Sponsored ADR	155,290	$683,276
National Bank of Greece SA, Sponsored ADR(a)	5,901	5,317
Royal Bank of Canada	22,330	1,348,732
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,398	89,845
Shinhan Financial Group Co. Ltd., Sponsored ADR	16,950	581,215
The Toronto – Dominion Bank	15,350	1,257,165
Westpac Banking Corp., Sponsored ADR	8,810	1,542,455
		19,184,581
COMMUNICATIONS EQUIPMENT (0.9%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	36,346
Nokia Corp, Sponsored ADR	50,720	171,434
Research In Motion Ltd.(a)	4,880	79,495
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	552,965
		840,240
CONSTRUCTION MATERIALS (0.7%)
Cemex SA de CV, Sponsored ADR(a)	38,241	430,209
CRH PLC, Sponsored ADR	10,660	229,297
		659,506
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR	3,590	276,430
DISTRIBUTORS (0.6%)
CANON, Inc., Sponsored ADR	16,790	604,608
DIVERSIFIED CONSUMER SERVICES (0.8%)
Baidu, Inc., Sponsored ADR(a)	6,090	522,827
Reed Elsevier NV, Sponsored ADR	8,093	269,254
		792,081
DIVERSIFIED FINANCIAL SERVICES (2.1%)
Bancolombia SA, Sponsored ADR	4,090	277,179
ING Groep NV, Sponsored ADR(a)	48,550	398,595
KB Financial Group, Inc., Sponsored ADR	13,930	456,904
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	102,330	971,112
		2,103,790
DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
BCE, Inc.	17,775	832,937
BT Group PLC, Sponsored ADR	12,500	537,625
China Unicom Ltd., Sponsored ADR	10,745	155,050
France Telecom SA, Sponsored ADR	29,270	312,311
Nippon Telegraph & Telephone Corp., Sponsored ADR	25,710	639,408
Oi SA, Sponsored ADR	10,860	25,956
Portugal Telecom SGPS SA, Sponsored ADR	15,030	78,757
PT Telekomunikasi Indonesia, Sponsored ADR	7,240	346,579
Telecom Italia S.p.A., Sponsored ADR	13,160	109,754
Telefonica Brasil SA, Sponsored ADR	9,311	247,486
Telefonica SA, Sponsored ADR	55,000	801,350
Telus Corp.	16,300	587,778
		4,674,991

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.1%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	$25,905
Companhia Energetica de Minas Gerais, Sponsored ADR	20,806	266,941
CPFL Energia SA, Sponsored ADR	6,310	135,034
Enersis SA, Sponsored ADR	20,490	386,851
Korea Electric Power Corp., Sponsored ADR(a)	16,580	237,425
		1,052,156
ELECTRICAL EQUIPMENT (0.9%)
ABB Ltd., Sponsored ADR	31,250	705,313
NIDEC Corp., Sponsored ADR	8,380	141,957
		847,270
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Kyocera Corp., Sponsored ADR	3,050	309,270
Panasonic Corp., Sponsored ADR	28,460	204,343
		513,613
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
LG Display Co. Ltd.(a)	10,090	138,435
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	3,430	152,601
FOOD & STAPLES RETAILING (0.9%)
Cencosud SA	17,260	293,593
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR, Class A	4,440	246,686
Delhaize Group, Sponsored ADR	1,990	124,395
Tim Hortons, Inc.	4,830	261,689
		926,363
FOOD PRODUCTS (3.2%)
BRF-Brasil Foods SA, Sponsored ADR	27,500	682,825
Unilever NV, NY Shares	32,380	1,375,502
Unilever PLC, Sponsored ADR	25,814	1,118,263
		3,176,590
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Qiagen NV(a)	11,690	232,397
Smith & Nephew PLC, Sponsored ADR	6,970	398,266
		630,663
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Catamaran Corp.(a)	3,820	220,529
Fresenius Medical Care AG & Co., Sponsored ADR	10,240	350,822
Shire PLC, Sponsored ADR	5,450	510,338
		1,081,689
HOTELS RESTAURANTS & LEISURE (0.2%)
InterContinental Hotels Group PLC, Sponsored ADR	6,837	202,033
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares	14,735	406,686

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	3,680	$65,651
Empresa Nacional de Electricidad SA, Sponsored ADR	6,990	372,637
		438,288
INDUSTRIAL CONGLOMERATES (1.3%)
Siemens AG, Sponsored ADR	11,940	1,247,849
INSURANCE (2.4%)
Aegon NV, NY Shares	15,084	101,968
Aviva PLC, Sponsored ADR	19,800	189,882
China Life Insurance Co. Ltd., Sponsored ADR	18,220	759,410
Manulife Financial Corp.	27,950	413,101
Prudential PLC, Sponsored ADR	19,060	658,332
Sun Life Financial, Inc.	10,160	286,410
		2,409,103
MACHINERY (0.3%)
Kubota Corp., Sponsored ADR	3,920	280,476
MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,060	182,818
MEDIA (2.2%)
Grupo Televisa SA, Sponsored ADR	16,080	407,146
Pearson PLC, Sponsored ADR	22,160	404,863
Reed Elsevier PLC, Sponsored ADR	6,197	288,904
Shaw Communications, Inc., Class B	13,570	308,717
Thomson Reuters Corp.	11,888	398,129
WPP PLC, Sponsored ADR	4,700	387,938
		2,195,697
METALS & MINING (8.1%)
Agnico-Eagle Mines Ltd.	2,280	73,621
AngloGold Ashanti Ltd., Sponsored ADR	7,760	151,320
ArcelorMittal, NY Shares	8,750	109,288
Barrick Gold Corp.	13,400	264,114
BHP Billiton Ltd., Sponsored ADR	22,650	1,522,533
BHP Billiton PLC, Sponsored ADR	15,290	864,344
Cameco Corp.	5,410	105,549
Cia Vale Do Rio, Sponsored Preferred ADR	72,140	1,172,996
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	29,560
Compania de Minas Buenaventura SA, Sponsored ADR	3,480	69,670
Eldorado Gold Corp.	9,050	71,676
Gerdau SA, Sponsored ADR	25,200	197,820
Gold Fields Ltd., Sponsored ADR	16,400	122,344
Goldcorp, Inc.	10,647	314,938
IAMGOLD Corp.	5,300	28,461
Kinross Gold Corp.	16,570	90,141
POSCO, Sponsored ADR	12,060	868,199
Randgold Resources Ltd., Sponsored ADR	1,200	98,136
Rio Tinto PLC, Sponsored ADR	16,822	774,821
Silver Wheaton Corp.	4,600	112,838
Southern Copper Corp.	4,453	148,419

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Teck Resources Ltd.	5,723	$152,060
Vale SA, Sponsored Preferred ADR	29,820	509,624
Yamana Gold, Inc.	12,420	152,766
		8,005,238
MULTI-UTILITIES (1.3%)
National Grid PLC, Sponsored ADR	15,480	987,315
TransAlta Corp.	10,630	156,367
Veolia Environnement, Sponsored ADR	6,330	87,227
		1,230,909
OIL, GAS & CONSUMABLE FUELS (18.3%)
BP PLC, Sponsored ADR	44,939	1,959,340
Canadian Natural Resources Ltd.	14,800	434,232
Cenovus Energy, Inc.	11,480	343,711
China Petroleum & Chemical Corp., ADR	7,600	840,256
CNOOC Ltd., Sponsored ADR	5,891	1,103,620
Ecopetrol SA, Sponsored ADR	10,330	491,398
Enbridge, Inc.	14,780	703,528
EnCana Corp.	9,950	183,578
Enerplus Corp.	740	10,434
ENI S.p.A., Sponsored ADR	18,910	904,087
Imperial Oil Ltd.	6,460	257,560
Penn West Petroleum Ltd.	4,700	43,381
PetroChina Co. Ltd., Sponsored ADR	8,205	1,049,091
Petroleo Brasileiro SA, Class A, Sponsored ADR	29,410	563,202
Petroleo Brasileiro SA, Sponsored ADR	79,610	1,589,812
Royal Dutch Shell PLC, Sponsored ADR	26,159	1,778,027
Royal Dutch Shell PLC, Class B, Sponsored ADR	18,980	1,324,614
Sasol Ltd., Sponsored ADR	13,020	565,328
Statoil ASA, Sponsored ADR	16,907	414,222
Suncor Energy, Inc.	21,188	660,006
Talisman Energy, Inc.	12,700	151,003
Total SA, Sponsored ADR	33,650	1,690,576
TransCanada Corp.	13,250	656,008
Ultrapar Participacoes SA, Sponsored ADR	12,370	329,908
		18,046,922
PHARMACEUTICALS (0.6%)
Elan Corp. PLC, Sponsored ADR	13,090	153,153
Valeant Pharmaceuticals International, Inc.(a)	5,860	445,829
		598,982
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.6%)
Brookfield Asset Management, Inc., Class A	13,632	526,059
Brookfield Property Partners LP(a)	782	17,266
		543,325

	Shares	Value
ROAD & RAIL (1.2%)
Canadian National Railway Co.	8,270	$810,295
Canadian Pacific Railway Ltd.	3,110	387,568
		1,197,863
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
ADVANTEST Corp., Sponsored ADR	1,975	29,605
ARM Holdings PLC, Sponsored ADR	7,160	334,730
ASML Holding NV, NY Shares	6,357	472,770
STMicroelectronics NV, NY Shares	6,520	56,594
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	133,348	2,544,280
		3,437,979
SOFTWARE (1.7%)
Infosys Technologies Ltd., Sponsored ADR	11,800	492,532
SAP AG, Sponsored ADR	14,690	1,172,996
		1,665,528
TEXTILES APPAREL & LUXURY GOODS (0.3%)
Gildan Activewear, Inc.	2,790	112,242
Luxottica Group S.p.A., Sponsored ADR	4,170	215,922
		328,164
WIRELESS TELECOMMUNICATION SERVICES (8.5%)
America Movil SA, Sponsored ADR	74,750	1,598,155
China Mobile Ltd., Sponsored ADR	39,430	2,178,113
China Telecom Corp. Ltd., Sponsored ADR	3,630	186,945
Chunghwa Telecom Co. Ltd., Sponsored ADR	22,215	716,212
Mobile TeleSystems, Sponsored ADR	13,165	272,515
NTT DoCoMo, Inc., Sponsored ADR	25,510	422,701
Philippine Long Distance Telephone Co., Sponsored ADR	3,150	231,431
Rogers Communications, Inc., Class B	8,970	442,490
SK Telecom Co. Ltd.	11,070	215,754
Vodafone Group PLC, Sponsored ADR	68,533	2,096,424
		8,360,740
TOTAL COMMON STOCKS		97,698,475
MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, 0.01%(b)	730,877	730,877
TOTAL MONEY MARKET FUND		730,877
TOTAL INVESTMENTS (COST $99,730,938) 99.7%		98,429,352
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		229,708
NET ASSETS 100.0%		$98,659,060
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2013.

ADR – American Depositary Receipt

LP – Limited Partnership

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	18.7%
U.S. Treasury Obligations	17.4
U.S. Government Agencies	4.8
Commercial Banks	6.0
Food Products	3.6
Insurance	3.4
Capital Markets	3.2
Money Market Fund	3.0
Electric Utilities	3.0
Consumer Finance	3.0
Diversified Financial Services	2.7
Beverages	2.6
Oil, Gas & Consumable Fuels	2.6
Chemicals	2.6
Semiconductors & Semiconductor Equipment	2.3
Road & Rail	2.0
Electronic Equipment & Instruments	1.9
Multiline Retail	1.9
Household Products	1.9
Oil & Gas – Integrated	1.8
Utilities – Telecommunications	1.6
Pharmaceuticals	1.5
Metals & Mining	1.5
Specialty Retail	0.8
Consumer Staples	0.8
Household Durables	0.8
Hotels, Restaurants & Leisure	0.7
Mortgage Backed Securities – Financial Services	0.7
Industrial Conglomerates	0.6
Financial Services	0.6
Mortgage Backed Securities – Religious Organizations	0.6
Computers & Peripherals	0.4
Diversified Consumer Services	0.3
Total Investments	99.3%
*	Percentages indicated are based on net assets as of April 30, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (55.4%)
BEVERAGES (2.6%)
PepsiCo, Inc., 3.00%, 8/25/21	$3,435,000	$3,641,279
CAPITAL MARKETS (3.2%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,799,391
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,597,297
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,122,878
		4,519,566
CHEMICALS (2.6%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,115,666
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,111,262
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,413,528
		3,640,456
COMMERCIAL BANKS (6.0%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,040,589
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,634,247
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,287,400
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,181,625
National City Corp., 4.90%, 1/15/15	1,000,000	1,070,649
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,173,055
		8,387,565
COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	582,409
CONSUMER FINANCE (3.0%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	1,035,258
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,081,728
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,034,673
		4,151,659
CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,111,859
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	463,974
DIVERSIFIED FINANCIAL SERVICES (2.7%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,449,878
Citigroup, Inc., 4.88%, 5/7/15	500,000	532,782
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,785,408
		3,768,068
ELECTRIC UTILITIES (3.0%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,395,795
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,654,290
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,176,041
		4,226,126
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
Eaton Corp., 4.90%, 5/15/13	500,000	500,843
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	1,012,683
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,202,551
		2,716,077

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SELECT BOND FUND

	Principal Amount	Value
FINANCIAL SERVICES (0.6%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$891,122
FOOD PRODUCTS (3.6%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,701,345
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,653,528
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,724,784
		5,079,657
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	1,032,264
HOUSEHOLD DURABLES (0.8%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,059,354
HOUSEHOLD PRODUCTS (1.9%)
Kimberly-Clark Corp., 2.40%, 3/1/22	2,585,000	2,631,450
INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	841,902
INSURANCE (3.4%)
Allstate Corp., 5.00%, 8/15/14	500,000	528,271
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,184,447
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	925,170
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,161,240
		4,799,128
METALS & MINING (1.5%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,136,502
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	1,000,000	951,533
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (0.6%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 6/15/13 @ 100)(d)	73,000	50,630
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 6/15/13 @ 100)(d)	106,000	73,518
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 6/15/13 @ 100)(d)	90,000	62,421
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/13 @ 100)(d)	63,000	43,456
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 6/15/13 @ 100)(d)	63,000	43,695
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 7/21/13 @ 100)(d)(e)	152,000	76,560
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 7/21/13 @ 100)(d)(e)	101,000	50,872
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 7/21/13 @ 100)(d)(e)	203,000	102,248
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 7/21/13 @ 100)(d)(e)	212,000	106,782
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 7/21/13 @ 100)(d)(e)	46,000	23,170
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 7/21/13 @ 100)(d)(e)	86,000	43,123
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 7/12/13 @ 100)(d)(e)	29,000	7,799
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 7/12/13 @ 100)(d)(e)	71,000	19,228
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 7/12/13 @ 100)(d)(e)	74,000	20,133
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 7/12/13 @ 100)(d)(e)	90,000	24,498
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 7/12/13 @ 100)(d)(e)	23,000	6,244
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 7/12/13 @ 100)(d)(e)	121,000	32,788
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 7/12/13 @ 100)(d)(e)	87,000	23,681
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17(d)(e)	44,000	442
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 6/21/13 @ 100)(d)(e)	147,000	1,482
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 6/21/13 @ 100)(d)(e)	111,000	1,118

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SELECT BOND FUND

	Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 6/21/13 @ 100)(d)(e)	$152,000	$1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 6/21/13 @ 100)(d)(e)	158,000	1,590
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 6/21/13 @ 100)(d)(e)	165,000	1,659
		818,672
MULTILINE RETAIL (1.9%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,618,620
OIL & GAS – INTEGRATED (1.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	534,470
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,431,486
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	628,391
		2,594,347
OIL, GAS & CONSUMABLE FUELS (2.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	1,000,000	1,051,526
Gulf South Pipeline Co., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,604,563
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,065,586
		3,721,675
PHARMACEUTICALS (1.5%)
Teva Pharmaceutial Finance, 3.65%, 11/10/21	2,000,000	2,163,520
ROAD & RAIL (2.0%)
Ryder System, Inc., 2.50%, 3/1/17, (Callable 2/1/17 @ 100)	750,000	774,213
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	2,084,754
		2,858,967
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,052,774
Applied Materials, Inc., 7.13%, 10/15/17	500,000	616,305
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,572,200
		3,241,279
SPECIALTY RETAIL (0.8%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,112,960
UTILITIES – TELECOMMUNICATIONS (1.6%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,709,461
Verizon New England, Inc., 4.75%, 10/1/13	500,000	508,863
		2,218,324
TOTAL CORPORATE BONDS		77,980,314
U.S. GOVERNMENT AGENCIES (4.8%)
Federal Farm Credit Bank 2.63%, 4/17/14	2,000,000	2,047,412
Federal Home Loan Bank 3.50%, 7/29/21	2,000,000	2,297,470
4.75%, 6/8/18	2,000,000	2,383,034
		4,680,504
TOTAL U.S. GOVERNMENT AGENCIES		6,727,916

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (18.7%)
Federal Home Loan Mortgage Corp.
2.79%(a), 10/1/37	$172,729	$184,612
4.00%, 12/15/25	2,500,000	2,779,500
5.00%, 7/15/19	306,731	326,983
5.00%, 11/1/37	212,710	226,756
5.71%(a), 5/1/36	256,941	274,476
6.00%, 8/1/36	18,967	20,789
6.00%, 3/1/38	243,353	265,096
		4,078,212
Federal National Mortgage Assoc.
0.62%(a), 11/25/36	431,599	434,090
1.63%, 10/26/15	2,000,000	2,062,652
2.20%(a), 7/1/35	2,355,573	2,487,078
2.38%, 4/11/16	2,000,000	2,117,570
2.57%(a), 5/1/36	348,972	366,809
5.00%, 1/1/35	113,126	116,835
5.24%, 8/7/18	2,020,000	2,046,648
5.50%, 8/1/36	104,403	113,908
5.50%, 9/1/36	59,402	64,160
5.76%(a), 7/1/36	813,303	886,376
5.79%(a), 10/1/36	234,044	253,853
6.00%, 6/1/36	1,126,466	1,223,590
6.00%, 9/1/36	241,927	266,194
6.00%, 5/1/37	161,209	177,170
		12,616,933
Government National Mortgage Assoc.
4.25%, 10/20/38	1,279,853	1,363,588
4.50%, 8/20/38	649,021	692,024
4.50%, 5/20/39	1,865,156	2,062,592
4.50%, 6/15/40	1,245,037	1,363,475
4.50%, 1/20/41	2,252,520	2,393,590
5.00%, 5/20/40	705,482	751,208
5.50%, 12/20/38	131,498	138,501
5.50%(a), 1/20/39	209,637	223,668
6.00%, 6/15/37	155,384	175,707
6.00%, 10/15/37	190,343	215,239
6.50%, 10/20/38	132,832	146,862
		9,526,454
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		26,221,599
U.S. TREASURY OBLIGATIONS (17.4%)
U.S. Treasury Notes
1.63%, 11/15/22	4,000,000	3,994,376
2.00%, 4/30/16	3,000,000	3,150,000
2.00%, 11/15/21	5,000,000	5,226,560
2.00%, 2/15/22	7,000,000	7,296,408
2.13%, 5/31/15	1,500,000	1,558,945
3.13%, 5/15/19	3,000,000	3,400,314
TOTAL U.S. TREASURY OBLIGATIONS		24,626,603

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (3.0%)
Federated Government Obligations Fund, 0.01%(a)	$4,167,399	$4,167,399
TOTAL MONEY MARKET FUND		4,167,399
TOTAL INVESTMENTS (COST $134,679,766) 99.3%		139,723,831
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		985,701
NET ASSETS 100.0%		$140,709,532
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2013.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to April 30, 2013.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

LLC – Limited Liability Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	62.3%
Canada	11.3
United Kingdom	8.7
China	4.0
Australia	3.7
Ireland (Republic of)	2.4
Switzerland	2.3
Germany	1.9
Japan	1.4
Colombia	1.0
Chile	0.8
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2013.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (4.1%)
General Dynamics Corp.	34,980	$2,587,121
Lockheed Martin Corp.	13,340	1,321,860
Raytheon Co.	29,950	1,838,331
		5,747,312
CHEMICALS (1.5%)
Sensient Technologies Corp.	52,820	2,078,467
COMMERCIAL BANKS (12.3%)
Banco Santander Chile SA, Sponsored ADR	42,417	1,129,989
Bank of Montreal	56,750	3,558,792
Bank of Nova Scotia	56,660	3,265,882
Cullen/Frost Bankers, Inc.	24,270	1,466,151
HSBC Holdings PLC, Sponsored ADR	34,910	1,915,163
Tompkins Financial Corp.	41,660	1,741,388
Westpac Banking Corp., Sponsored ADR	23,770	4,161,652
		17,239,017
DISTRIBUTORS (4.6%)
CANON, Inc., Sponsored ADR	54,210	1,952,102
Genuine Parts Co.	58,460	4,462,252
		6,414,354
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
BCE, Inc.	63,700	2,984,982
ELECTRIC UTILITIES (1.9%)
PPL Corp.	79,120	2,641,026
ELECTRICAL EQUIPMENT (5.1%)
ABB Ltd., Sponsored ADR	143,000	3,227,510
Hubbell, Inc., Class B	41,010	3,935,320
		7,162,830
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Corning, Inc.	107,170	1,553,965
FOOD & STAPLES RETAILING (1.7%)
SYSCO Corp.	68,450	2,386,167
FOOD PRODUCTS (7.6%)
B&G Foods, Inc.	34,810	1,074,237
Campbell Soup Co.	44,050	2,044,360
ConAgra Foods, Inc.	50,740	1,794,674
H.J. Heinz Co.	35,300	2,556,426
Unilever PLC, Sponsored ADR	74,440	3,224,741
		10,694,438
HEALTH CARE EQUIPMENT & SUPPLIES (7.0%)
Baxter International, Inc.	22,040	1,539,935
Medtronic, Inc.	59,660	2,784,929
Meridian Bioscience, Inc.	100,400	2,037,116
Smith & Nephew PLC, Sponsored ADR	28,710	1,640,489
STERIS Corp.	43,800	1,821,642
		9,824,111

	Shares	Value
HEALTH CARE TECHNOLOGY (0.6%)
Computer Programs & Systems, Inc.	17,430	$914,378
HOTELS, RESTAURANTS & LEISURE (2.7%)
McDonald's Corp.	37,160	3,795,522
HOUSEHOLD PRODUCTS (1.3%)
Kimberly-Clark Corp.	17,820	1,838,846
INDUSTRIAL CONGLOMERATES (1.9%)
Siemens AG, Sponsored ADR	26,020	2,719,350
IT SERVICES (5.6%)
Accenture PLC, Class A	41,140	3,350,442
Automatic Data Processing, Inc.	43,830	2,951,512
Broadridge Financial Solutions, Inc.	61,720	1,554,109
		7,856,063
LEISURE EQUIPMENT & PRODUCTS (3.5%)
Mattel, Inc.	108,140	4,937,672
MEDIA (4.8%)
Gannett Co., Inc.	100,520	2,026,483
Reed Elsevier PLC, Sponsored ADR	52,030	2,425,639
Shaw Communications, Inc., Class B	100,800	2,293,200
		6,745,322
METALS & MINING (2.0%)
BHP Billiton Ltd., Sponsored ADR	15,220	1,023,089
Cliffs Natural Resources, Inc.	28,080	599,227
IAMGOLD Corp.	233,900	1,256,043
		2,878,359
MULTI-UTILITIES (3.7%)
National Grid PLC, Sponsored ADR	46,080	2,938,982
SCANA Corp.	16,950	918,690
TECO Energy, Inc.	73,770	1,411,220
		5,268,892
OIL, GAS & CONSUMABLE FUELS (8.8%)
Chevron Corp.	21,920	2,674,459
China Petroleum & Chemical Corp., ADR	30,300	3,349,968
Ecopetrol SA, Sponsored ADR	30,460	1,448,982
PetroChina Co. Ltd., Sponsored ADR	17,370	2,220,928
TransCanada Corp.	54,470	2,696,810
		12,391,147
REAL ESTATE INVESTMENT TRUST (6.0%)
LTC Properties, Inc.	50,070	2,328,255
Public Storage, Inc.	17,360	2,864,400
Senior Housing Properties Trust	57,430	1,632,735
Urstadt Biddle Properties, Inc., Class A	72,910	1,623,706
		8,449,096
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Intel Corp.	108,870	2,607,437
Linear Technology Corp.	34,560	1,261,440
Microchip Technology, Inc.	82,210	2,994,088
		6,862,965

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2013

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
SOFTWARE (3.5%)
CA, Inc.	76,500	$2,063,205
Microsoft Corp.	85,400	2,826,740
		4,889,945
THRIFTS & MORTGAGE FINANCE (0.7%)
Northwest Bancshares, Inc.	84,390	1,033,777
TOTAL COMMON STOCKS		139,308,003
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, 0.01%(a)	1,147,009	1,147,009
TOTAL MONEY MARKET FUND		1,147,009

	Shares	Value
TOTAL INVESTMENTS (COST $115,038,890) 99.8%		$140,455,012
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		236,615
NET ASSETS 100.0%		$140,691,627
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2013.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENT OF ASSETS AND LIABILITIES — April 30, 2013

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $142,642,582, $85,184,127, $99,730,938, $134,679,766 and $115,038,890, respectively)	$184,322,516	$109,641,749	$98,429,352	$139,723,831	$140,455,012
Cash	—	—	—	—	2,946
Receivable for investments sold	—	—	—	7,346	—
Receivable for capital shares issued	40,230	7,212	5,568	10,557	4,508
Interest and dividend receivable	136,010	76,687	312,809	1,074,302	351,599
Reclaims receivable	—	—	1,260	—	—
Prepaid expenses and other assets	12,824	16,121	14,744	12,467	19,989
Total assets	184,511,580	109,741,769	98,763,733	140,828,503	140,834,054
Liabilities:
Payable to custodian	1,028	564	509	766	—
Payable for capital shares redeemed	77,281	35,135	39,140	18,630	55,778
Investment advisory fees	22,278	13,262	23,364	28,721	33,852
Consulting fees	14,987	8,917	7,857	11,614	11,382
Compliance service fees	1,632	982	872	1,205	1,255
Administration fees	9,549	5,676	5,005	7,415	7,249
Distribution fees – Individual Class	4,117	9,549	2,242	2,376	3,177
Administrative services fee – Individual Class	2,098	5,981	1,476	505	1,978
Directors fees	3,952	2,360	1,719	3,338	2,068
Fund accounting fees	3,705	3,764	1,887	3,533	2,182
Transfer agent fees	5,428	8,016	2,356	4,932	2,319
Custodian fees	4,162	2,536	1,801	3,490	2,219
Other accrued liabilities	38,502	23,338	16,445	32,446	18,968
Total liabilities	188,719	120,080	104,673	118,971	142,427
Net Assets	$184,322,861	$109,621,689	$98,659,060	$140,709,532	$140,691,627
Composition of Net Assets:
Capital (par value and paid-in surplus)	136,544,229	80,453,840	111,992,188	136,747,795	123,340,214
Accumulated undistributed/(distributions in excess of) net investment income	112,228	7,133	362,580	271,401	442,481
Accumulated net realized gain/(loss) from investment transactions	5,986,470	4,703,094	(12,394,377)	(1,353,729)	(8,507,355)
Unrealized appreciation/(depreciation) from investments	41,679,934	24,457,622	(1,301,331)	5,044,065	25,416,287
Net Assets	$184,322,861	$109,621,689	$98,659,060	$140,709,532	$140,691,627
Individual Class
Net Assets	$20,872,386	$47,455,820	$11,293,645	$11,592,300	$16,040,889
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	634,958	3,347,812	514,211	452,527	588,860
Net asset value, offering and redemption price per share	$32.87	$14.18	$21.96	$25.62	$27.24
Institutional Class
Net Assets	$163,450,475	$62,165,869	$87,365,415	$129,117,232	$124,650,738
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	4,994,449	4,346,919	3,969,867	5,064,578	4,570,716
Net asset value, offering and redemption price per share	$32.73	$14.30	$22.01	$25.49	$27.27

See notes to financial statements.

STEWARD FUNDS
STATEMENT OF OPERATIONS — For the Year Ended April 30, 2013

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$4,076,092	$—
Dividend (net of foreign withholding tax of $1,690, $0, $161,080, $0 and $87,212, respectively)	3,414,527	1,540,845	3,069,818	496	4,485,688
Total investment income	3,414,527	1,540,845	3,069,818	4,076,588	4,485,688
Expenses:
Investment advisory fees	256,613	152,130	279,010	340,558	385,056
Consulting fees	174,452	103,417	94,845	138,961	130,879
Compliance service fees	21,900	14,100	13,019	18,068	16,924
Administration fees	112,409	66,633	61,118	89,573	84,328
Distribution fees – Individual Class	45,270	109,193	24,813	29,417	34,666
Administrative services fees – Individual Class	18,108	8,891	9,925	11,766	13,866
Fund accounting fees	133,499	99,293	72,913	114,568	93,803
Transfer agent fees	54,613	95,007	29,546	49,656	29,232
Custodian fees	25,527	15,568	13,506	20,937	18,028
Directors fees	45,374	27,741	24,243	36,852	31,660
Professional fees	61,696	39,387	31,446	44,330	38,338
Printing fees	18,577	15,769	10,711	15,361	13,342
Miscellaneous fees	54,566	44,283	42,732	49,109	46,878
Total expenses	1,022,604	791,412	707,827	959,156	937,001
Net investment income	2,391,923	749,433	2,361,991	3,117,432	3,548,687
Realized and unrealized gain from investments:
Net realized gain from investment transactions	8,518,863	7,251,155	668,308	884,965	950,926
Net change in unrealized appreciation/ (depreciation) from investments	18,380,416	7,815,653	4,552,206	559,723	10,924,083
Net realized and unrealized gain from investments	26,899,279	15,066,808	5,220,514	1,444,688	11,875,009
Change in net assets resulting from operations	$29,291,202	$15,816,241	$7,582,505	$4,562,120	$15,423,696

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Change in net assets from operations:
Net investment income	$2,391,923	$1,994,526
Net realized gain from investment transactions	8,518,863	7,923,576
Net change in unrealized appreciation/(depreciation) from investments	18,380,416	(6,152,877)
Change in net assets resulting from operations	29,291,202	3,765,225
Distributions to shareholders from:
Net investment income:
Individual Class	(195,260)	(156,476)
Institutional Class	(2,191,604)	(1,807,976)
Net realized gains:
Individual Class	(248,666)	—
Institutional Class	(2,168,734)	—
Change in net assets from shareholder distributions	(4,804,264)	(1,964,452)
Capital Transactions:
Individual Class
Proceeds from shares issued	$5,140,886	$4,126,629
Dividends reinvested	439,455	156,375
Cost of shares redeemed	(5,437,467)	(6,457,528)
Change in Individual Class from capital transactions	142,874	(2,174,524)
Institutional Class
Proceeds from shares issued	16,804,171	12,778,150
Dividends reinvested	4,319,863	1,795,034
Cost of shares redeemed	(30,353,814)	(21,749,140)
Change in Institutional Class from capital transactions	(9,229,780)	(7,175,956)
Change in net assets from capital transactions	$(9,086,906)	$(9,350,480)
Change in net assets	15,400,032	(7,549,707)
Net Assets:
Beginning of period	168,922,829	176,472,536
End of period	$184,322,861	$168,922,829
Accumulated undistributed net investment income	$112,228	$133,937
Share Transactions:
Individual Class
Issued	173,780	155,482
Reinvested	15,022	6,057
Redeemed	(185,238)	(247,329)
Change in Individual	3,564	(85,790)
Institutional Class
Issued	582,462	499,410
Reinvested	148,427	69,674
Redeemed	(1,012,336)	(805,217)
Change in Institutional	(281,447)	(236,133)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Change in net assets from operations:
Net investment income	$749,433	$383,109
Net realized gain from investment transactions	7,251,155	7,466,478
Net change in unrealized appreciation/(depreciation) from investments	7,815,653	(8,630,182)
Change in net assets resulting from operations	15,816,241	(780,595)
Distributions to shareholders from:
Net investment income:
Individual Class	(313,283)	(89,903)
Institutional Class	(527,745)	(264,726)
Net realized gains:
Individual Class	(2,875,735)	(1,468,069)
Institutional Class	(3,824,868)	(1,982,357)
Change in net assets from shareholder distributions	(7,541,631)	(3,805,055)
Capital Transactions:
Individual Class
Proceeds from shares issued	$2,731,371	$2,040,131
Dividends reinvested	2,934,568	1,433,710
Cost of shares redeemed	(6,096,255)	(5,066,020)
Change in Individual Class from capital transactions	(430,316)	(1,592,179)
Institutional Class
Proceeds from shares issued	5,952,731	7,182,592
Dividends reinvested	4,334,130	2,245,320
Cost of shares redeemed	(10,740,061)	(9,738,153)
Change in Institutional Class from capital transactions	(453,200)	(310,241)
Change in net assets from capital transactions	$(883,516)	$(1,902,420)
Change in net assets	7,391,094	(6,488,070)
Net Assets:
Beginning of period	102,230,595	108,718,665
End of period	$109,621,689	$102,230,595
Accumulated undistributed net investment income	$7,133	$28,480
Share Transactions:
Individual Class
Issued	204,701	163,454
Reinvested	230,174	121,469
Redeemed	(465,511)	(406,883)
Change in Individual	(30,636)	(121,960)
Institutional Class
Issued	442,515	603,779
Reinvested	337,272	188,488
Redeemed	(796,096)	(769,976)
Change in Institutional	(16,309)	22,291

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Change in net assets from operations:
Net investment income	$2,361,991	$2,316,430
Net realized gain/(loss) from investment transactions	668,308	(275,946)
Net change in unrealized appreciation/(depreciation) from investments	4,552,206	(15,760,344)
Change in net assets resulting from operations	7,582,505	(13,719,860)
Distributions to shareholders from:
Net investment income:
Individual Class	(209,203)	(219,196)
Institutional Class	(2,053,292)	(2,057,906)
Change in net assets from shareholder distributions	(2,262,495)	(2,277,102)
Capital Transactions:
Individual Class
Proceeds from shares issued	$2,973,339	$2,375,774
Dividends reinvested	206,448	218,116
Cost of shares redeemed	(2,393,984)	(1,830,150)
Change in Individual Class from capital transactions	785,803	763,740
Institutional Class
Proceeds from shares issued	11,711,529	20,061,037
Dividends reinvested	1,916,387	1,916,351
Cost of shares redeemed	(16,135,533)	(10,238,323)
Change in Institutional Class from capital transactions	(2,507,617)	11,739,065
Change in net assets from capital transactions	$(1,721,814)	$12,502,805
Change in net assets	3,598,196	(3,494,157)
Net Assets:
Beginning of period	95,060,864	98,555,021
End of period	$98,659,060	$95,060,864
Accumulated undistributed net investment income	$362,580	$252,513
Share Transactions:
Individual Class
Issued	142,357	113,446
Reinvested	10,283	10,600
Redeemed	(115,506)	(88,513)
Change in Individual	37,134	35,533
Institutional Class
Issued	569,096	967,986
Reinvested	95,082	93,263
Redeemed	(768,332)	(486,824)
Change in Institutional	(104,154)	574,425

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Change in net assets from operations:
Net investment income	$3,117,432	$3,770,426
Net realized gain from investment transactions	884,965	1,057,942
Net change in unrealized appreciation/(depreciation) from investments	559,723	728,703
Change in net assets resulting from operations	4,562,120	5,557,071
Distributions to shareholders from:
Net investment income:
Individual Class	(280,707)	(346,956)
Institutional Class	(3,403,965)	(3,748,253)
Change in net assets from shareholder distributions	(3,684,672)	(4,095,209)
Capital Transactions:
Individual Class
Proceeds from shares issued	$1,074,373	$1,606,643
Dividends reinvested	280,033	346,149
Cost of shares redeemed	(1,828,375)	(4,852,846)
Change in Individual Class from capital transactions	(473,969)	(2,900,054)
Institutional Class
Proceeds from shares issued	11,271,549	13,098,062
Dividends reinvested	3,374,334	3,683,922
Cost of shares redeemed	(10,523,880)	(23,760,485)
Change in Institutional Class from capital transactions	4,122,003	(6,978,501)
Change in net assets from capital transactions	$3,648,034	$(9,878,555)
Change in net assets	4,525,482	(8,416,693)
Net Assets:
Beginning of period	136,184,050	144,600,743
End of period	$140,709,532	$136,184,050
Accumulated undistributed net investment income	$271,401	$427,977
Share Transactions:
Individual Class
Issued	42,086	63,428
Reinvested	11,009	13,702
Redeemed	(71,571)	(191,539)
Change in Individual	(18,476)	(114,409)
Institutional Class
Issued	444,004	519,930
Reinvested	133,369	146,580
Redeemed	(412,960)	(942,717)
Change in Institutional	164,413	(276,207)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Change in net assets from operations:
Net investment income	$3,548,687	$3,135,808
Net realized gain from investment transactions	950,926	6,323,437
Net change in unrealized appreciation/(depreciation) from investments	10,924,083	(3,974,153)
Change in net assets resulting from operations	15,423,696	5,485,092
Distributions to shareholders from:
Net investment income:
Individual Class	(338,753)	(235,737)
Institutional Class	(3,211,858)	(2,672,232)
Change in net assets from shareholder distributions	(3,550,611)	(2,907,969)
Capital Transactions:
Individual Class
Proceeds from shares issued	$4,643,632	$6,181,741
Dividends reinvested	338,472	235,670
Cost of shares redeemed	(3,667,359)	(3,584,836)
Change in Individual Class from capital transactions	1,314,745	2,832,575
Institutional Class
Proceeds from shares issued	10,886,263	14,107,708
Dividends reinvested	3,211,858	2,672,231
Cost of shares redeemed	(11,716,533)	(11,216,605)
Change in Institutional Class from capital transactions	2,381,588	5,563,334
Change in net assets from capital transactions	$3,696,333	$8,395,909
Change in net assets	15,569,418	10,973,032
Net Assets:
Beginning of period	125,122,209	114,149,177
End of period	$140,691,627	$125,122,209
Accumulated undistributed net investment income	$442,481	$477,479
Share Transactions:
Individual Class
Issued	187,379	258,670
Reinvested	13,887	10,311
Redeemed	(148,058)	(152,353)
Change in Individual	53,208	116,628
Institutional Class
Issued	451,928	615,948
Reinvested	131,514	117,030
Redeemed	(463,966)	(477,967)
Change in Institutional	119,476	255,011

See notes to financial statements.

(This page intentionally left blank.)

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2013	$28.71	0.32	4.57	4.89
Year ended April 30, 2012	28.44	0.25	0.26	0.51
Year ended April 30, 2011	24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Institutional Class
Year ended April 30, 2013	$28.58	0.42	4.56	4.98
Year ended April 30, 2012	28.32	0.34	0.25	0.59
Year ended April 30, 2011	23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2013	$13.15	0.08	1.94	2.02
Year ended April 30, 2012	13.81	0.03	(0.22)	(0.19)
Year ended April 30, 2011	11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Institutional Class
Year ended April 30, 2013	$13.25	0.11	1.95	2.06
Year ended April 30, 2012	13.91	0.06	(0.22)	(0.16)
Year ended April 30, 2011	11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2013	$20.85	0.46	1.09	1.55
Year ended April 30, 2012	24.96	0.48	(4.11)	(3.63)
Year ended April 30, 2011	21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Institutional Class
Year ended April 30, 2013	$20.89	0.53	1.10	1.63
Year ended April 30, 2012	25.01	0.55	(4.12)	(3.57)
Year ended April 30, 2011	21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Steward Select Bond Fund
Individual Class
Year ended April 30, 2013	$25.47	0.50	0.26	0.76
Year ended April 30, 2012	25.20	0.62	0.32	0.94
Year ended April 30, 2011	25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Institutional Class
Year ended April 30, 2013	$25.34	0.59	0.26	0.85
Year ended April 30, 2012	25.08	0.70	0.32	1.02
Year ended April 30, 2011	24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2013	$25.07	0.61	2.17	2.78
Year ended April 30, 2012	24.71	0.58	0.32	0.90
Year ended April 30, 2011	21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Institutional Class
Year ended April 30, 2013	$25.09	0.69	2.18	2.87
Year ended April 30, 2012	24.74	0.67	0.31	0.98
Year ended April 30, 2011	21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

	Distributions						Ratios/Supplementary Data
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate(a)
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2013	(0.32)	(0.41)	(0.73)	$32.87	17.38%	$20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	11,851	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	16,950	0.93%	1.47%	23%
Institutional Class
Year ended April 30, 2013	(0.42)	(0.41)	(0.83)	$32.73	17.82%	$163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2013	(0.10)	(0.89)	(0.99)	$14.18	16.23%	$47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	—	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	—	13.81	22.56%	48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	—	11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	—	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Institutional Class
Year ended April 30, 2013	(0.12)	(0.89)	(1.01)	$14.30	16.49%	$62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2013	(0.44)	—	(0.44)	$21.96	7.65%	$11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Institutional Class
Year ended April 30, 2013	(0.51)	—	(0.51)	$22.01	8.05%	$87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	5.11%	5%
Steward Select Bond Fund
Individual Class
Year ended April 30, 2013	(0.61)	—	(0.61)	$25.62	3.02%	$11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Institutional Class
Year ended April 30, 2013	(0.70)	—	(0.70)	$25.49	3.39%	$129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2013	(0.61)	—	(0.61)	$27.24	11.40%	$16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	9,572	1.09%	3.82%	28%
Institutional Class
Year ended April 30, 2013	(0.69)	—	(0.69)	$27.27	11.80%	$124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2013

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2013, stocks with market capitalizations between $2.0 billion and $416.5 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2013, stocks with market capitalizations between $53.6 million and $16.7 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation: Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to decrease. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1  –  quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2013:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$182,949,119	$—	$—	$182,949,119
Money Market Fund	1,373,397	—	—	1,373,397
Total	184,322,516	—	—	184,322,516
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	108,693,272	—	—	108,693,272
Money Market Fund	948,477	—	—	948,477
Total	109,641,749	—	—	109,641,749
Steward International Enhanced Index Fund
Security Type
Common Stocks*	97,698,475	—	—	97,698,475
Money Market Fund	730,877	—	—	730,877
Total	98,429,352	—	—	98,429,352
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	77,161,642	818,672	77,980,314
U.S. Government Agencies	—	6,727,916	—	6,727,916
U.S. Government Agency Mortgage-Backed Obligations	—	26,221,599	—	26,221,599
U.S. Treasury Obligations	24,626,603	—	—	24,626,603
Money Market Fund	4,167,399	—	—	4,167,399
Total	28,794,002	110,111,157	818,672	139,723,831

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Global Equity Income Fund
Security Type
Common Stocks*	$139,308,003	$—	$—	$139,308,003
Money Market Fund	1,147,009	—	—	1,147,009
Total	140,455,012	—	—	140,455,012
*	Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2012	$931,144
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)*	(23,472)
Realized Gain/(Loss)	—
Net (Maturities)	(89,000)
Transfers In/(Out) of Level 3	—
Balance as of April 30, 2013	$818,672
*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of April 30, 2013.

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of April 30, 2013 from those used on April 30, 2012.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by a committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at April 30, 2013:

Type of Assets	Fair Value at April 30, 2013	Valuation Techniques	Unobservable Input(s)	Range
Church Bonds	$818,672	Income Approach	Disposition costs Discount rate Time to sell	17% - 31% 3.1% 3 years

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes.) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:   Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:   The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

New Accounting Pronouncement:  In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”) which amended ASC Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Funds’ financial statements.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”), serves as investment adviser to the Funds. CAMCO provides investment advisory and administrative services to other investment companies, pension and profit-sharing accounts, corporations and individuals. Subject to the authority of the Board of Directors, the Adviser provides the Fund with continuous investment advisory services in accordance with an investment advisory agreement (the“Advisory Agreement”) between the Adviser and the Fund. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;

—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

CCS, pursuant to a Compliance Services Agreement, provided certain compliance services for the Funds and the Board, including the services of the Chief Compliance Officer (“CCO”) for the Funds. The Funds pay CCS a monthly fee at the annual rate of 0.025% of average daily net assets for compliance services other than the compensation of the CCO. The CCO compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the year ended April 30, 2013, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2013 were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$44,562,701	$56,082,575
Steward Small-Mid Cap Enhanced Index Fund	25,420,812	32,928,171
Steward International Enhanced Index Fund	13,789,464	15,610,262
Steward Select Bond Fund	41,718,069	11,999,274
Steward Global Equity Income Fund	55,347,722	52,133,813

Purchases and sales of U.S. government securities for the year ended April 30, 2013, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$4	$26,759,434

Note 7 — Federal Income Tax Information:

As of April 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$143,653,334	$44,575,916	$(3,906,734)	$40,669,182
Steward Small-Mid Cap Enhanced Index Fund	85,587,536	29,193,801	(5,139,588)	24,054,213
Steward International Enhanced Index Fund	101,839,103	10,172,659	(13,582,410)	(3,409,751)
Steward Select Bond Fund	134,783,906	6,799,546	(1,859,621)	4,939,925
Steward Global Equity Income Fund	115,190,869	28,156,946	(2,892,803)	25,264,143

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales.

The tax character of distributions paid during the fiscal year ended April 30, 2013 was as follows:

	Distributions paid from		Total Taxable Distribution	Total Distributions Paid
Fund	Ordinary Income	Net Long Term Capital Gains
Steward Large Cap Enhanced Index Fund	$2,386,864	$2,417,400	$4,804,264	$4,804,264
Steward Small-Mid Cap Enhanced Index Fund	1,353,084	6,188,547	7,541,631	7,541,631
Steward International Enhanced Index Fund	2,262,495	—	2,262,495	2,262,495
Steward Select Bond Fund	3,684,672	—	3,684,672	3,684,672
Steward Global Equity Income Fund	3,550,611	—	3,550,611	3,550,611

On June 21, 2013, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund
Steward Large Cap Enhanced Index Fund	$574,404
Steward Small-Mid Cap Enhanced Index Fund	177,890
Steward International Enhanced Index Fund	1,077,359
Steward Select Bond Fund	780,014
Steward Global Equity Income Fund	1,260,865

The tax character of distributions paid during the fiscal year ended April 30, 2012 was as follows:

	Distributions paid from		Total Taxable Distribution	Total Distributions Paid
Fund	Ordinary Income	Net Long Term Capital Gains
Steward Large Cap Enhanced Index Fund	$1,964,452	$-	$1,964,452	$1,964,452
Steward Small-Mid Cap Enhanced Index Fund	364,063	3,440,992	3,805,055	3,805,055
Steward International Enhanced Index Fund	2,277,102	-	2,277,102	2,277,102
Steward Select Bond Fund	4,095,209	-	4,095,209	4,095,209
Steward Global Equity Income Fund	2,907,969	-	2,907,969	2,907,969

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$138,672	$6,970,778	$7,109,450	$—	$40,669,182	$47,778,632
Steward Small-Mid Cap Enhanced Index Fund	115,945	4,997,691	5,113,636	—	24,054,213	29,167,849
Steward International Enhanced Index Fund	475,688	—	475,688	(10,399,319)	(3,409,497)	(13,333,128)
Steward Select Bond Fund	375,541	—	375,541	(1,353,729)	4,939,925	3,961,737
Steward Global Equity Income Fund	385,117	—	385,117	(8,298,011)	25,264,307	17,351,413

As of the end of their tax year ended April 30, 2013, the following Funds have capital loss carryforwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs

that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	141,270	2,760,068	7,312,628	10,213,966
Steward Select Bond Fund	124,799	—	468,259	760,671	1,353,729
Steward Global Equity Income Fund	—	—	7,571,266	182,997	7,754,263

Post-effective CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	100,575	84,778	185,353
Steward Select Bond Fund	—	—	—
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2013, the Funds utilized CLCFs as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	610,151
Steward Select Bond Fund	364,483
Steward Global Equity Income Fund	1,521,070

Under current tax law, capital losses realized after October 31 of a Fund's fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2014:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	543,748

Note 8 — Reclassifications:

In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2013, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

Fund	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investment Transactions	Capital
Steward Large Cap Enhanced Index Fund	$(26,768)	$26,767	$1
Steward Small-Mid Cap Enhanced Index Fund	70,248	(70,248)	—
Steward International Enhanced Index Fund	10,571	(10,571)	—
Steward Select Bond Fund	410,664	(410,664)	—
Steward Global Equity Income Fund	(33,074)	33,073	1

Note 9 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2013, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund - Individual Class	National Financial Services Corp.	70%
Steward Large Cap Enhanced Index Fund - Institutional Class	National Financial Services Corp.	47%
Steward Large Cap Enhanced Index Fund - Institutional Class	TD Ameritrade Trust Co.	46%
Steward Small-Mid Cap Enhanced Index Fund - Institutional Class	TD Ameritrade Trust Co.	60%
Steward Small-Mid Cap Enhanced Index Fund - Institutional Class	National Financial Services Corp.	37%
Steward International Enhanced Index Fund - Individual Class	National Financial Services Corp.	90%
Steward International Enhanced Index Fund - Institutional Class	TD Ameritrade Trust Co.	55%
Steward International Enhanced Index Fund - Institutional Class	National Financial Services Corp.	39%
Steward Select Bond Fund - Individual Class	National Financial Services Corp.	79%
Steward Select Bond Fund - Institutional Class	National Financial Services Corp.	50%
Steward Select Bond Fund - Institutional Class	TD Ameritrade Trust Co.	48%
Steward Global Equity Income Fund - Individual Class	National Financial Services Corp.	74%
Steward Global Equity Income Fund - Institutional Class	National Financial Services Corp.	59%
Steward Global Equity Income Fund - Institutional Class	TD Ameritrade Trust Co.	41%

Note 10 — Legal Proceedings:

Tribune Company

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). A motion to dismiss certain of the claims is pending. None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the net asset value of the Funds.

Lyondell Chemical Company

Capstone Asset Management Company has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (S.D.N.Y.) and has responded to a subpoena issued in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525

(S.D.N.Y.). A third action, entitled Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.), arises out of the same facts and circumstances alleged in the other two actions. All three cases relate to the 2008 bankruptcy of Lyondell Chemical Company (“Lyondell”), shares of which were sold by Steward Large Cap Enhanced Index Fund pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Motions to dismiss are pending in two of the three cases. None of these lawsuits alleges any wrongdoing on the part of Steward Large Cap Enhanced Index Fund. At this state of the proceedings, Steward Large Cap Enhanced Index Fund is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

Note 11 — Subsequent Events:

Management has evaluated events subsequent to April 30, 2013 and has concluded no such events require adjustment or disclosure as of April 30, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Steward Funds, Inc. and Capstone Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of Steward Funds, Inc., comprising the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Global Equity Income Fund, and the Capstone Series Fund, Inc., comprising the Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the “Funds”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Steward Funds, Inc. and Capstone Series Fund, Inc., as of April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 28, 2013

GENERAL INFORMATION (Unaudited)

Federal Income Tax Information:

For the fiscal year ended April 30, 2013, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Fund	Distributions Received Deduction
Steward Large Cap Enhanced Index Fund	100%
Steward Small-Mid Cap Enhanced Index Fund	100%
Steward International Enhanced Index Fund	0.55%
Steward Select Bond Fund..	—%
Steward Global Equity Income Fund..	67.71%

For the fiscal year ended April 30, 2013, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 201 Form 1099-DIV.

For the taxable year ended April 30, 2013, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Steward Large Cap Enhanced Index Fund	100%
Steward Small-Mid Cap Enhanced Index Fund	100%
Steward International Enhanced Index Fund	100%
Steward Select Bond Fund..	—%
Steward Global Equity Income Fund..	100%

The Funds declared long term distributions of realized gains as follows:

Fund	Long-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$2,417,400
Steward Small-Mid Cap Enhanced Index Fund	6,188,547
Steward International Enhanced Index Fund	—
Steward Select Bond Fund..	—
Steward Global Equity Income Fund	—

The Funds declared short term distributions of realized gains as follows:

Fund	Short-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	582,840
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	—

The Steward International Enhanced Index Fund intends to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding shares on April 30, 2013 were as follows:

Fund	Foreign Source Income	Foreign Tax Expense
Steward International Enhanced Index Fund	$0.53	$0.04

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2013. These shareholders will receive more detailed information along with their 2013 Form 1099-DIV.

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF ADVISORY
AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS (Unaudited)

At their meeting held February 13, 2013, the Boards of Directors (“Board”) of Steward Funds, Inc. and Capstone Series Fund, Inc., including their portfolios, (“Funds”) and a majority of the Funds’ independent directors, by separate votes, unanimously approved the continuation of the investment advisory agreement between the Funds and Capstone Asset Management Company (“CAMCO”) with respect to all portfolios of the Funds.

Prior to the meeting, the Board had received extensive information on CAMCO’s business activities; the investment advisory, administrative, compliance and customer account services provided by CAMCO and its affiliates to the Funds; the fees paid for these services; the staff performing these services; the Funds’ performance history; the Funds’ portfolio management processes, brokerage and soft dollar practices; various Fund expenses; various regulatory, legal and compliance matters; a report on CAMCO’s profitability with respect to the individual portfolios of the Funds; and other information designed to inform the Board of ancillary benefits received by CAMCO and its affiliates from their relationship with the Funds, including distribution-related services.

In connection with the Board’s review, Mr. Edward Jaroski, President of CAMCO and of the Funds updated the Board about CAMCO’s business, including CAMCO’s assets under management, additions to its staff and certain functional rearrangements within the organization. In their separate meeting with Fund counsel, the Fund’s independent directors reviewed with counsel their responsibilities in considering the renewal of the Funds’ investment advisory agreement. The independent directors noted that the advisory and administration fees structures for the Funds’ portfolios had breakpoints that would take effect when sufficient asset levels were reached, although the portfolios were not yet at those levels. It was also noted that the Funds’ advisory fees and expense ratios were low relative to those of other funds deemed comparable. The independent directors determined that the Funds provided shareholders with good performance at low cost. In particular, three of the Funds were ranked within the top 10% of their categories by U.S. News. The independent directors also considered the profitability of CAMCO and its affiliates with respect to the Funds to be moderate and reasonable. After a full discussion of these matters, the independent directors unanimously determined to approve the continuation of the Funds’ investment advisory agreement. The full Board also unanimously approved continuation of the agreement.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12 - 4/30/13	Expense Ratio During Period 11/1/12 - 4/30/13
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,162.00	$4.82	0.90%
Institutional Class	1,000.00	1,164.20	2.95	0.55%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,164.60	4.99	0.93%
Institutional Class	1,000.00	1,165.70	3.49	0.65%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,077.70	5.51	1.07%
Institutional Class	1,000.00	1,079.80	3.71	0.72%
Steward Select Bond Fund
Individual Class	1,000.00	1,007.90	5.08	1.02%
Institutional Class	1,000.00	1,009.50	3.34	0.67%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,133.30	5.45	1.03%
Institutional Class	1,000.00	1,135.30	3.60	0.68%
*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12 - 4/30/13	Expense Ratio During Period 11/1/12 - 4/30/13
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	1,000.00	1,022.07	2.76	0.55%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,020.18	4.66	0.93%
Institutional Class	1,000.00	1,021.57	3.26	0.65%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.49	5.36	1.07%
Institutional Class	1,000.00	1,021.22	3.61	0.72%
Steward Select Bond Fund
Individual Class	1,000.00	1,019.74	5.11	1.02%
Institutional Class	1,000.00	1,021.47	3.36	0.67%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.69	5.16	1.03%
Institutional Class	1,000.00	1,021.42	3.41	0.68%
*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

The directors provide overall supervision of the affairs of the Fund. The Funds’ directors and executive officers, and their principal occupations for the past five years, are listed below. All persons named as directors also serve in similar capacities for other investment companies administered by the Adviser as indicated below.

Name, Address and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Interested Director
Edward L. Jaroski * 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 66	Director, President & Chairman of the Board	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc.; President, CEO and Director of Capstone Financial Solutions, LLC from November 2008 – December 2012; President, CEO and Director of Roger H. Jenswold & Company, Inc. from March 2010 – 2012.	6	Committee Member Theater Under the Stars
Independent Directors
John R. Parker 541 Shaw Hill Road Stowe, VT 05672 Age: 67	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Self-employed Investor Consultant	6	None
James F. Leary 15851 N. Dallas Parkway Suite 500 Addison, TX 75001 Age: 83	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director – Highland Funds Group; Director – Homeowners of America Insurance Company since 2006.
Leonard B. Melley, Jr. ** 6216 Yadkin Road Fayetteville, NC 28303 Age: 54	Director	SLCEIF From 2004 SSMCEIF From 2003 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	CEO/President of Freedom Stores, Inc.	6	None
John M. Briggs, CPA 435 Williams Road Wynnewood, PA 19096 Age: 63	Director	SLCEIF From 2005 SSMCEIF From 2005 SIEIF From 2006 SSBF From 2005 SGEIF From 2008	CPA, Treasurer, former Treasurer of the Susan G. Komen Breast Cancer Foundation from 2005 – 2011.	6	Director – Healthcare Services Group, Inc. since 1992.
William H. Herrmann, Jr. P.O. Box 6 Bryn Athyn, PA 19009 Age: 66	Director	SLCEIF From 2011 SGEIF From 2011 SSBF From 2011 SIEIF From 2012 SSMCEIF From 2011	Herrmann & Associates, Financial Services	6	None

Name, Address and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Executive Officers
Mel Cody 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 58	Sr. Vice President	SLCEIF From 2012 SSMCEIF From 2012 SIEIF From 2012 SGEIF From 2012	Sr. Vice President of Capstone Asset Management Company (2009 – Present); Co-Chairman, CCO, CFO & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc. (2005 – 2012). Officer of other Capstone Funds.	N/A	None
John R. Wolf 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 51	Sr. Vice President	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company.	N/A	None
Claude C. Cody, IV 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 61	Sr. Vice President	SLCEIF From 2010 SSMCEIF From 2010 SIEIF From 2010 SSBF From 2010 SGEIF From 2010	Sr. Vice President of Capstone Asset Management Company and CFS Consulting Services, LLC (2009 – Present); Co-Chairman, CCO, CFO & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc. (2005 – 2012). Officer of other Capstone Funds.	N/A	None
Scott Wynant 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 58	EVP	SLCEIF From 2008 SSMCEIF From 2008 SIEIF From 2008 SSBF From 2008 SGEIF From 2008	Executive Vice President of Capstone Asset Management Company and CFS Consulting Services; Sr. Vice President of Capstone Financial Solutions, LLC from November 2008 – December 2012; Sr. Vice President of Roger H. Jenswold & Company, Inc. from March 2010 – 2012; Officer of other Capstone Funds	N/A	Northwest University Foundation (Investment Committee Member) and Christian Investment Forum (Board Member)
Richard A. Nunn 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 67	Sr. Vice President, Secretary and Chief Compliance Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Sr. Vice President, Chief Compliance Officer of Capstone Asset Management Company; Sr. Vice President of Capstone Financial Services, Inc.; Sr. Vice President, Chief Compliance Officer and Secretary of Capstone Financial Solutions, LLC from November 2008 – December 2012; Secretary of CFS Consulting Services, LLC from November 2008 – Present; Sr. Vice President, Chief Compliance Officer and Secretary of Roger H. Jenswold & Company, Inc. from March 2010 – 2012; Officer of other Capstone Funds; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, 2000 – Present.	N/A	None

Name, Address and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Kimberly Wallis McLaney 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 46	Asst. Vice President Compliance and Asst. Secretary	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Asst. Vice President Compliance of Capstone Asset Management Company and Capstone Financial Services, Inc.; Sr. Vice President Compliance, and Chief Compliance Officer of Capstone Asset Planning Company; Asst. Vice President Compliance and Asst. Secretary of Capstone Financial Solutions, LLC from November 2008 – December 2012; Asst. Secretary of CFS Consulting Services, LLC from November 2008 – December 2012; Asst. Vice President Compliance and Asst. Secretary of Roger H. Jenswold & Company, Inc. from March 2010 – 2012; Officer of other Capstone Funds.	N/A	None
Carla Homer 3700 W. Sam Houston Parkway South Houston, TX 77042 Age: 54	Treasurer, Vice President and Principal Financial Accounting Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Vice President of Capstone Asset Management Company, Capstone Asset Planning Company, Capstone Financial Services, Inc. and CFS Consulting Services, LLC; Treasurer of Capstone Financial Solutions, LLC from November 2008 – December 2012; Treasurer of Roger H. Jenswold & Company, Inc. from March 2010 – December 2012; Officer of other Capstone Funds.	N/A	None

*	Mr. Jaroski is an “interested person” of the Steward Group of Mutual Funds, as defined in the Investment Company Act of 1940, as amended, because of his position with CAMCO and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski’s wife.
Steward Large Cap Enhanced Index Fund	(SLCEIF)
Steward Small-Mid Cap Enhanced Index Fund	(SSMCEIF)
Steward International Enhanced Index Fund	(SIEIF)
Steward Select Bond Fund	(SSBF)
Steward Global Equity Income Fund	(SGEIF)

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 3700 W. Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$63,000	$60,000
(b) Audit-Related Fees	$–	$–
(c) Tax Fees	$12,500	$12,500
(d) All Other Fees	$–	$–

(e) (1)

Not applicable.

(2)

For the fiscal years ended April 30, 2013 and 2012, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)

Not applicable.

(g)

For the fiscal year ended April 30, 2013, Cohen Fund Audit Services, Ltd. billed $75,500.

For the fiscal year ended April 30, 2012, Cohen Fund Audit Services, Ltd. billed $72,500.

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Steward Funds, Inc.

By (Signature and Title) /s/ Edward Jaroski

Edward Jaroski, President

Date July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward Jaroski

Edward Jaroski, President

Date July 8, 2013

By (Signature and Title) /s/ Carla Homer

Carla Homer, Treasurer

Date July 8, 2013